UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/13

Item 1. Schedule of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31,2013 (unaudited) (continued)
a Non-income producing.
b A portion or all of the security is on loan at March 31, 2013.
'The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
dThe rate shown is the annualized seven-day yield at period end.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Growth and Income Securities Fund	Country	Shares	Value
Common Stocks 86.9%			
Consumer Discretionary 10.2%			
Comcast Corp., A	United States	110,880	$ 4,658,069
L Brands Inc.	United States	87,400	3,903,284
Lowe's Cos. Inc.	United States	111,300	4,220,496
McDonald's Corp.	United States	60,100	5,991,369
NIKE Inc., B	United States	113,600	6,703,536
Target Corp.	United States	84,900	5,811,405
			31,288,159
Consumer Staples 8.5%			
The Coca-Cola Co.	United States	79,800	3,227,112
Diageo PLC, ADR	United Kingdom	42,300	5,323,032
Kellogg Co.	United States	75,700	4,877,351
Mead Johnson Nutrition Co., A	United States	49,800	3,857,010
PepsiCo Inc.	United States	69,300	5,482,323
The Procter & Gamble Co.	United States	43,800	3,375,228
			26,142,056
Energy 7.6%			
BP PLC, ADR	United Kingdom	64,200	2,718,870
Chevron Corp.	United States	45,100	5,358,782
Exxon Mobil Corp.	United States	68,944	6,212,544
Royal Dutch Shell PLC, A, ADR	United Kingdom	79,400	5,173,704
Spectra Energy Corp.	United States	121,600	3,739,200
			23,203,100
Financials 14.3%			
Aflac Inc.	United States	100,700	5,238,414
[a]Artisan Partners Asset Management Inc.	United States	10,200	402,390
Bank of America Corp.	United States	176,600	2,150,988
BlackRock Inc.	United States	27,600	7,089,888
JPMorgan Chase & Co.	United States	155,470	7,378,606
Marsh & McLennan Cos. Inc.	United States	92,100	3,497,037
MetLife Inc.	United States	39,782	1,512,511
People's United Financial Inc.	United States	224,900	3,022,656
QBE Insurance Group Ltd.	Australia	247,300	3,477,337
T. Rowe Price Group Inc.	United States	65,200	4,881,524
Wells Fargo & Co.	United States	135,700	5,019,543
			43,670,894
Health Care 8.1%			
AbbVie Inc.	United States	51,100	2,083,858
Johnson & Johnson	United States	62,000	5,054,860
Pfizer Inc.	United States	183,000	5,281,380
Roche Holding AG	Switzerland	25,800	6,007,903
Sanofi, ADR	France	122,800	6,272,624
			24,700,625
Industrials 13.3%			
3M Co.	United States	44,100	4,688,271
The Boeing Co.	United States	52,900	4,541,465
Cummins Inc.	United States	37,800	4,377,618
Emerson Electric Co.	United States	92,800	5,184,736
General Electric Co.	United States	227,400	5,257,488
Honeywell International Inc.	United States	73,000	5,500,550
Republic Services Inc.	United States	189,100	6,240,300
United Parcel Service Inc., B	United States	57,200	4,913,480
			40,703,908
Information Technology 11.2%			
Analog Devices Inc.	United States	108,800	5,058,112
Cisco Systems Inc.	United States	289,108	6,045,248
Intel Corp.	United States	224,200	4,898,770
International Business Machines Corp.	United States	26,300	5,609,790

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Repurchase Agreements 1.9%				
[c]Joint Repurchase Agreement, 0.151%, 4/01/13 (Maturity Value $6,019,077)	United States	$	6,018,976	6,018,976
BNP Paribas Securities Corp. (Maturity Value $981,531)				
Credit Suisse Securities (USA) LLC (Maturity Value $1,226,868)				
Deutsche Bank Securities Inc. (Maturity Value $988,814)				
HSBC Securities (USA) Inc. (Maturity Value $1,717,664)				
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $736,133)				
Morgan Stanley & Co. LLC (Maturity Value $368,067)				
Collateralized by U.S. Government Agency Securities, 0.125% - 5.50%, 4/10/13 - 3/28/18; U.S. Government Agency Securities, zero cpn., 2/28/14 - 6/01/17; U.S. Treasury Bonds, 2.75%, 8/15/42; and U.S. Treasury Notes, 0.25% - 3.25%, 3/15/14 - 8/31/17 (valued at $6,141,892)				
Total Investments (Cost $247,210,673) 99.5%				304,468,804
Other Assets, less Liabilities 0.5%				1,467,106
Net Assets 100.0%				$ 305,935,910

[a]Non-income producing.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements on Investments.

'The principal amount is stated in U.S. dollars unless otherwise indicated. a Non-income producing. b Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2013, the aggregate value of these securities was $191, representing less than 0.01% of net assets. c See Note 5 regarding restricted securities. dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2013, the aggregate value of these securities was $134,380,525, representing 37.32% of net assets. e Defaulted security or security for which income has been deemed uncollectible. f1ncome may be received in additional securities and/or cash.

9 Perpetual security with no stated maturity date.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2013 (unaudited) *(continued)*

[h] Security purchased on a when-issued or delayed delivery basis.

At March 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	400,000	$ 528,280	12/18/13	$ 14,185	$ -

Abbreviations

Counterparty

DBAB - Deutsche Bank AG

Currency

EUR - Euro

Selected Portfolio

FRN - Floating Rate Note
PIK - Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Rockwell Automation Inc.	United States	103,900	8,971,765
Waste Management Inc.	United States	1,028,200	40,315,722
			186,408,352
Information Technology 1.9%			
Apple Inc.	United States	24,000	10,623,120
Intel Corp.	United States	3,679,300	80,392,705
Microsoft Corp.	United States	1,000,000	28,610,000
Texas Instruments Inc.	United States	585,300	20,766,444
			140,392,269
Materials 5.0%			
Agrium Inc.	Canada	150,000	14,625,000
BHP Billiton PLC	United Kingdom	1,646,892	47,961,076
The Dow Chemical Co.	United States	3,207,200	102,117,248
E. I. du Pont de Nemours and Co.	United States	1,047,500	51,495,100
Goldcorp Inc.	Canada	811,787	27,300,397
LyondellBasell Industries NV, A	United States	1,050,000	66,454,500
Newmont Mining Corp.	United States	735,317	30,802,429
Rio Tinto PLC, ADR	United Kingdom	754,146	35,505,193
			376,260,943
Telecommunication Services 2.5%			
AT&T Inc.	United States	1,736,600	63,715,854
CenturyLink Inc.	United States	434,200	15,253,446
France Telecom SA	France	458,892	4,641,140
Frontier Communications Corp.	United States	1,736,600	6,911,668
Telstra Corp. Ltd.	Australia	4,946,331	23,218,117
Vivendi SA	France	448,617	9,267,087
Vodafone Group PLC	United Kingdom	23,878,012	67,714,700
			190,722,012
Utilities 12.6%			
AGL Resources Inc.	United States	390,732	16,391,207
American Electric Power Co. Inc.	United States	1,323,200	64,347,216
Dominion Resources Inc.	United States	1,000,000	58,180,000
Duke Energy Corp.	United States	1,302,500	94,548,475
[a,c]Dynegy Holdings Inc., Escrow Account	United States	149,699,000	—
[a,b]Dynegy Inc.	United States	3,500,000	83,965,000
[a,b]Dynegy Inc., wts., 10/02/17	United States	242,666	313,039
Entergy Corp.	United States	738,100	46,677,444
Exelon Corp.	United States	2,100,000	72,408,000
FirstEnergy Corp.	United States	1,095,900	46,246,980
NextEra Energy Inc.	United States	651,300	50,592,984
PG&E Corp.	United States	1,736,600	77,330,798
Pinnacle West Capital Corp.	United States	260,500	15,080,345
PPL Corp.	United States	1,615,400	50,578,174
Public Service Enterprise Group Inc.	United States	1,823,500	62,618,990
Sempra Energy	United States	868,300	69,411,902
The Southern Co.	United States	1,000,000	46,920,000
TECO Energy Inc.	United States	1,953,700	34,814,934
Xcel Energy Inc.	United States	1,710,964	50,815,631
			941,241,119
Total Common Stocks and Other Equity Interests (Cost $2,901,923,105)			3,477,827,064
Equity-Linked Securities 2.0%			
Information Technology 0.1%			
Credit Suisse New York into Corning Inc., 9.00%	United States	525,000	7,260,225
Materials 1.9%			
[d]Deutsche Bank AG into Freeport-McMoRan Copper & Gold Inc., 10.00%, 144A	United States	500,000	17,590,350
[d]Deutsche Bank AG into LyondellBasell Industries NV, 9.00%, 144A	United States	250,000	14,894,600
[d]JPMorgan Chase & Co. into Freeport-McMoRan Copper & Gold Inc., 9.00%, 144A	United States	1,170,000	38,633,400
[d]JPMorgan Chase & Co. into Nucor Corp., 7.50%, 144A	United States	285,000	12,600,107
[d,e]Morgan Stanley into Barrick Gold Corp., 9.00%, 144A	Canada	1,980,000	58,192,200
			141,910,657
Total Equity-Linked Securities (Cost $148,176,350)			149,170,882

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Clear Channel Communications Inc.,				
senior note, 10.75%, 8/01/16	United States	12,000,000		9,330,000
senior note, 9.00%, 3/01/21	United States	24,100,000		22,623,875
[d]senior secured note, first lien, 144A, 9.00%, 12/15/19	United States	18,000,000		17,392,500
Clear Channel Worldwide Holdings Inc., senior sub. note, 7.625%, 3/15/20	United States	8,750,000		9,176,562
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	15,000,000		17,025,000
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	15,400,000		17,344,250
[f]Cumulus Media Holdings Inc., senior note, 7.75%, 5/01/19	United States	10,000,000		10,325,000
[g,h]Dex One Corp., senior sub. note, PIK, 14.00%, 1/29/17	United States	14,922,308		6,565,816
The Goodyear Tire & Rubber Co., senior note,				
8.25%, 8/15/20	United States	4,900,000		5,445,125
6.50%, 3/01/21	United States	12,600,000		13,041,000
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	10,000,000		10,687,500
HD Supply Inc.,				
first lien, 8.125%, 4/15/19	United States	5,000,000		5,675,000
[d]senior note, 144A, 7.50%, 7/15/20	United States	10,000,000		10,550,000
[d]Jaguar Land Rover PLC, 144A, 8.125%, 5/15/21	United Kingdom	2,118,000		2,402,765
KB Home,				
senior bond, 7.50%, 9/15/22	United States	6,500,000		7,328,750
senior note, 6.25%, 6/15/15	United States	15,000,000		16,162,500
senior note, 7.25%, 6/15/18	United States	10,600,000		11,713,000
[d]Landry's Inc., senior note, 144A, 9.375%, 5/01/20	United States	7,500,000		8,118,750
[d]Laureate Education Inc., 144A, 9.25%, 9/01/19	United States	5,000,000		5,581,250
MGM Resorts International, senior note,				
6.625%, 7/15/15	United States	5,000,000		5,450,000
10.00%, 11/01/16	United States	20,000,000		23,950,000
8.625%, 2/01/19	United States	3,700,000		4,329,000
[d]144A, 6.75%, 10/01/20	United States	5,500,000		5,843,750
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	11,700,000		13,191,750
[d]Unitymedia Hessen/NRW, senior secured note, 144A, 8.125%, 12/01/17	Germany	2,123,644	EUR	2,931,462
[d]Univision Communications Inc., senior secured note, 144A, 6.875%, 5/15/19	United States	15,000,000		16,125,000
[d]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	7,500,000		8,100,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	32,800,000		30,094,000
				455,723,292
Consumer Staples 1.1%				
[d]Boparan Finance PLC, senior note, 144A,				
9.75%, 4/30/18	United Kingdom	2,000,000	EUR	2,863,333
9.875%, 4/30/18	United Kingdom	7,500,000	GBP	12,714,359
[d]Innovation Ventures LLC/Finance Corp., secured note, 144A, 9.50%, 8/15/19	United States	5,000,000		4,237,500
JBS USA LLC/Finance Inc., senior note,				
11.625%, 5/01/14	United States	10,000,000		11,100,000
[d]144A, 8.25%, 2/01/20	United States	10,000,000		10,975,000
[d]144A, 7.25%, 6/01/21	United States	12,500,000		13,156,250
SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	15,000,000		15,675,000
[d]U.S. Foodservice, senior note, 144A, 8.50%, 6/30/19	United States	10,000,000		10,662,500
				81,383,942
Energy 7.9%				
Alpha Natural Resources Inc., senior note, 6.25%, 6/01/21	United States	2,500,000		2,262,500
Antero Resources Finance Corp., senior note,				
9.375%, 12/01/17	United States	14,600,000		15,914,000
7.25%, 8/01/19	United States	3,900,000		4,246,125
Arch Coal Inc., senior note,				
7.00%, 6/15/19	United States	5,500,000		4,991,250
7.25%, 6/15/21	United States	12,500,000		11,281,250
Bill Barrett Corp., senior note, 7.00%, 10/15/22	United States	5,000,000		5,262,500
Callon Petroleum Co., senior secured note, 13.00%, 9/15/16	United States	7,765,750		8,076,380
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	25,000,000		26,718,750
Chesapeake Energy Corp.,				
[f]5.75%, 3/15/23	United States	21,200,000		21,544,500
senior note, 6.50%, 8/15/17	United States	34,000,000		37,655,000
senior note, 6.875%, 8/15/18	United States	16,200,000		17,394,750
senior note, 7.25%, 12/15/18	United States	33,000,000		37,620,000
Compagnie Generale de Geophysique-Veritas, senior note, 6.50%, 6/01/21	France	12,500,000		13,187,500
CONSOL Energy Inc., senior note, 8.25%, 4/01/20	United States	1,800,000		2,002,500

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

El Paso Corp., senior note, MTN, 7.75%, 1/15/32	United States	22,000,000	24,759,438
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	15,000,000	17,025,000
EP Energy LLC/Finance Inc., senior note, 9.375%, 5/01/20	United States	10,000,000	11,600,000
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	10,500,000	10,027,500
[d]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	16,840,000	17,934,600
[d]Halcon Resources Corp., senior note, 144A, 9.75%, 7/15/20	United States	10,000,000	11,100,000
Linn Energy LLC/Finance Corp., senior note, 8.625%, 4/15/20	United States	20,000,000	22,150,000
[d]Magnum Hunter Resources Corp., senior note, 144A, 9.75%, 5/15/20	United States	5,000,000	5,275,000
[d]Midstates Petroleum Inc./LLC, senior note, 144A, 10.75%, 10/01/20	United States	5,000,000	5,575,000
[d]Offshore Group Investment Ltd., first lien, 144A, 7.50%, 11/01/19	United States	17,900,000	19,063,500
[d]OGX Petroleo e Gas Participacoes SA, senior note, 144A, 8.50%, 6/01/18	Brazil	15,000,000	11,878,125
Peabody Energy Corp., senior note, 6.25%, 11/15/21	United States	10,000,000	10,450,000
Plains Exploration & Production Co., senior note, 6.50%, 11/15/20	United States	10,000,000	11,100,000
Quicksilver Resources Inc., senior note, 9.125%, 8/15/19	United States	20,000,000	18,500,000
[d]Sabine Pass Liquefaction LLC, secured note, 144A, 5.625%, 2/01/21	United States	15,100,000	15,685,125
Sabine Pass LNG LP,			
[d]144A, 6.50%, 11/01/20	United States	10,000,000	10,575,000
senior secured note, 7.50%, 11/30/16	United States	25,000,000	27,750,000
[d]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	26,300,000	28,075,250
SandRidge Energy Inc., senior note,			
8.75%, 1/15/20	United States	25,000,000	27,062,500
7.50%, 3/15/21	United States	13,300,000	13,898,500
8.125%, 10/15/22	United States	10,000,000	10,725,000
7.50%, 2/15/23	United States	6,600,000	6,880,500
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	40,500,000	44,246,250
			589,493,293
Financials 3.4%			
Ally Financial Inc., senior note, 6.25%, 12/01/17	United States	5,000,000	5,612,545
[i]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	5,000,000	5,681,250
E*TRADE Financial Corp., senior note, 6.00%, 11/15/17	United States	12,500,000	13,140,625
International Lease Finance Corp., senior note,			
8.75%, 3/15/17	United States	15,000,000	17,718,750
8.875%, 9/01/17	United States	20,000,000	24,150,000
[i]JPMorgan Chase & Co., junior sub. note, 1, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	85,000,000	97,799,810
Kinetic Concepts Inc./USA, senior note, 12.50%, 11/01/19	United States	5,000,000	4,975,000
[d]Ladder Capital Finance Holdings LLC/Corp., senior note, 144A, 7.375%, 10/01/17	United States	3,300,000	3,465,000
[d]Liberty Mutual Group Inc., junior sub. note, 144A, 10.75% to 6/15/38, FRN thereafter, 6/15/58	United States	25,000,000	38,750,000
Morgan Stanley, senior note, 5.50%, 1/26/20	United States	15,000,000	17,220,075
[d]Nationstar Mortgage LLC/Nationstar Capital Corp., senior note, 144A, 9.625%, 5/01/19	United States	10,000,000	11,500,000
[d]Nuveen Investments Inc., senior note, 144A, 9.50%, 10/15/20	United States	13,600,000	14,280,000
			254,293,055
Health Care 2.0%			
Grifols Inc., senior note, 8.25%, 2/01/18	Spain	4,900,000	5,414,500
HCA Holdings Inc., senior note, 7.75%, 5/15/21	United States	6,200,000	6,920,750
HCA Inc.,			
senior note, 7.50%, 2/15/22	United States	25,000,000	28,812,500
senior note, 5.875%, 5/01/23	United States	7,500,000	7,818,750
senior secured note, 6.50%, 2/15/20	United States	16,500,000	18,655,312
[d,g]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	10,200,000	11,003,250
Tenet Healthcare Corp., senior note,			
8.00%, 8/01/20	United States	24,879,000	27,522,394
[i]FRN, 9.25%, 2/01/15	United States	13,500,000	15,255,000
Vanguard Health Holding Co. II LLC/Inc., senior note,			
8.00%, 2/01/18	United States	23,100,000	24,717,000
7.75%, 2/01/19	United States	4,000,000	4,300,000
			150,419,456
Industrials 1.7%			
[d]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	12,900,000	12,577,500
[d]Algeco Scotsman Global Finance PLC,			
secured note, 144A, 8.50%, 10/15/18	United Kingdom	9,900,000	10,667,250
senior note, 144A, 10.75%, 10/15/19	United Kingdom	5,000,000	5,200,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Texas Competitive Electric Holdings Co. LLC,			
2014 Term Loan, 3.702% - 3.792%, 10/10/14	United States	59,500,000	43,899,874
2017 Term Loan, 4.702% - 4.792%, 10/10/17	United States	149,606,876	106,594,151
			174,940,716
Total Senior Floating Rate Interests (Cost $514,590,645)			501,681,304
Total Investments before Short Term Investments (Cost $6,415,462,223)			7,186,575,752
Short Term Investments 3.8%			
U.S. Government and Agency Securities 3.6%			
[k]FHLB,			
4/01/13	United States	180,000,000	180,000,000
4/12/13 - 5/03/13	United States	88,000,000	87,999,181
Total U.S. Government and Agency Securities (Cost $267,998,301)			267,999,181
Total Investments before Money Market Funds and Repurchase Agreements (Cost $6,683,460,524)			7,454,574,933
Repurchase Agreements (Cost $8,529,468) 0.1%			
[l]Joint Repurchase Agreement, 0.151%, 4/01/13 (Maturity Value $8,529,611)	United States	8,529,468	8,529,468
BNP Paribas Securities Corp. (Maturity Value $1,390,924)			
Credit Suisse Securities (USA) LLC (Maturity Value $1,738,591)			
Deutsche Bank Securities Inc. (Maturity Value $1,401,244)			
HSBC Securities (USA) Inc. (Maturity Value $2,434,095)			
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,043,171)			
Morgan Stanley & Co. LLC (Maturity Value $521,586)			
Collateralized by U.S. Government Agency Securities, 0.125% - 5.50%, 4/10/13 – 3/28/18; U.S. Government Agency Securities, zero cpn., 2/28/14 - 6/01/17; U.S. Treasury Bonds, 2.75%, 8/15/42; and U.S. Treasury Notes, 0.25% - 3.25%, 3/15/14 - 8/31/17 (valued at $8,703,652)			
		Shares	
Investments from Cash Collateral Received for Loaned Securities (Cost $4,276,800) 0.1%			
Money Market Funds 0.1%			
[m]BNY Mellon Overnight Government Fund, 0.146%	United States	4,276,800	4,276,800
Total Investments (Cost $6,696,266,792) 99.7%			7,467,381,201
Other Assets, less Liabilities 0.3%			24,129,420
Net Assets 100.0%			$ 7,491,510,621

tRounds to less than 0.1% of net assets.
'The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b At March 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
C Security has been deemed illiquid because it may not be able to be sold within seven days.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2013, the aggregate value of these securities was $1,076,830,661, representing 14.37% of net assets.
e A portion or all of the security purchased on a when-issued and delayed delivery basis.
f A portion or all of the security is on loan at March 31, 2013.
9 Income may be received in additional securities and/or cash.
h Defaulted security or security for which income has been deemed uncollectible.
i Perpetual security with no stated maturity date.
j The coupon rate shown represents the rate at period end.
kThe security is traded on a discount basis with no stated coupon rate.
IInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2013, all repurchase agreements had been entered into on March 28, 2013.
mThe rate shown is the annualized seven-day yield at period end.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2013 (unaudited) *(continued)*

			Principal Amount	
Short Term Investments (Cost $10,295,635) 2.9%				
Repurchase Agreements 2.9%				
[b]Joint Repurchase Agreement, 0.151%, 4/01/13 (Maturity Value $10,295,808) BNP Paribas Securities Corp. (Maturity Value $1,678,937) Credit Suisse Securities (USA) LLC (Maturity Value $2,098,595) Deutsche Bank Securities Inc. (Maturity Value $1,691,395) HSBC Securities (USA) Inc. (Maturity Value $2,938,115) Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,259,177) Morgan Stanley & Co. LLC (Maturity Value $629,589) Collateralized by U.S. Government Agency Securities, 0.125% - 5.50%, 4/10/13 - 3/28/18; U.S. Government Agency Securities, zero cpn., 2/28/14 - 6/01/17; U.S. Treasury Bonds, 2.75%, 8/15/42 and U.S. Treasury Notes, 0.25% - 3.25%, 3/15/14 - 8/31/17 (valued at $10,505,888)	United States	$	10,295,635	10,295,635
Total Investments (Cost $224,583,130) 99.8%				344,643,486
Other Assets, less Liabilities 0.2%				578,529
Net Assets 100.0%				$ 345,222,015

[a]Non-income producing.

Abbreviations

Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Quarterly Statement of Investments

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31,2013 (unaudited) (continued)
tRounds to less than 0.1% of net assets.
a Non-income producing.
bThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

[a]Helix Energy Solutions Group Inc.	819,500	18,750,160
[a]Oil States International Inc.	255,200	20,816,664
[a]Rowan Cos. PLC	615,000	21,746,400
Teekay Corp. (Canada)	200,000	7,192,000
Tidewater Inc.	440,700	22,255,350
[a]Unit Corp.	333,900	15,209,145
		168,869,455
Health Care Equipment & Services 3.0%		
Hill-Rom Holdings Inc.	306,000	10,777,320
STERIS Corp.	350,000	14,563,500
Teleflex Inc.	227,900	19,259,829
		44,600,649
Industrial Conglomerates 1.6%		
Carlisle Cos. Inc.	353,400	23,956,986
Insurance 11.1%		
Arthur J. Gallagher & Co.	168,200	6,948,342
Aspen Insurance Holdings Ltd.	455,000	17,553,900
Assurant Inc.	51,800	2,331,518
The Hanover Insurance Group Inc.	372,200	18,490,896
HCC Insurance Holdings Inc.	188,200	7,910,046
Montpelier Re Holdings Ltd.	649,000	16,906,450
Old Republic International Corp.	1,401,500	17,813,065
Protective Life Corp.	1,060,000	37,948,000
RLI Corp.	45,000	3,233,250
StanCorp Financial Group Inc.	418,400	17,890,784
Validus Holdings Ltd. (Bermuda)	422,700	15,796,299
		162,822,550
Machinery 14.0%		
Astec Industries Inc.	380,000	13,273,400
Briggs & Stratton Corp.	719,700	17,848,560
CIRCOR International Inc.	155,702	6,617,335
[a]EnPro Industries Inc.	390,000	19,956,300
Gardner Denver Inc.	61,500	4,619,265
Kaydon Corp.	389,000	9,950,620
Kennametal Inc.	397,300	15,510,592
Lincoln Electric Holdings Inc.	400,000	21,672,000
Mueller Industries Inc.	367,500	19,584,075
Nordson Corp.	95,200	6,278,440
Pentair Ltd.	214,800	11,330,700
Trinity Industries Inc.	764,400	34,650,252
[a]Wabash National Corp.	1,350,000	13,716,000
Watts Water Technologies Inc., A	235,000	11,277,650
		206,285,189
Materials 7.9%		
A. Schulman Inc.	425,000	13,413,000
AptarGroup Inc.	65,000	3,727,750
Cabot Corp.	324,100	11,084,220
H.B. Fuller Co.	304,700	11,907,676
Reliance Steel & Aluminum Co.	436,000	31,030,120
RPM International Inc.	753,600	23,798,688
Sensient Technologies Corp.	201,700	7,884,453
Steel Dynamics Inc.	850,000	13,489,500
		116,335,407
Retailing 8.3%		
Brown Shoe Co. Inc.	870,000	13,920,000
The Cato Corp., A	438,600	10,587,804
[a]GameStop Corp., A	595,000	16,642,150
Group 1 Automotive Inc.	450,000	27,031,500
[a]Jos. A. Bank Clothiers Inc.	247,800	9,887,220
The Men's Wearhouse Inc.	635,000	21,221,700
[a]The Pep Boys - Manny, Moe & Jack	459,900	5,422,221
Pier 1 Imports Inc.	423,800	9,747,400

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31,2013 (unaudited) (continued)
a A portion or all of the security is on loan at March 31, 2013.
b Non-income producing.
'The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
d At March 31, 2013, all repurchase agreements had been entered into on March 28, 2013.
'The security is traded on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited)

Quarterly Statement ofInvestmentsl

See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

[a,b]Amarin Corp. PLC, ADR	United Kingdom	219,900	1,629,459
[a]ARIAD Pharmaceuticals Inc.	United States	185,000	3,346,650
C. R. Bard Inc.	United States	40,100	4,041,278
[a]CareFusion Corp.	United States	119,000	4,163,810
[a]Catamaran Corp.	Canada	45,200	2,396,956
[a]Celldex Therapeutics Inc.	United States	150,000	1,737,000
[a]Cerner Corp.	United States	141,100	13,369,225
[a]DaVita HealthCare Partners Inc.	United States	63,500	7,530,465
[a]Edwards Lifesciences Corp.	United States	44,400	3,647,904
[a]HeartWare International Inc.	United States	38,906	3,440,457
[a]HMS Holdings Corp.	United States	50,000	1,357,500
[a]Hologic Inc.	United States	100,000	2,260,000
[a]Hospira Inc.	United States	83,300	2,734,739
[a]Illumina Inc.	United States	53,300	2,878,200
[a]Medivation Inc.	United States	68,600	3,208,422
[a]Mettler-Toledo International Inc.	United States	37,500	7,995,750
[a]Pharmacyclics Inc.	United States	20,000	1,608,200
St. Jude Medical Inc.	United States	94,300	3,813,492
[a,b]Stereotaxis Inc.	United States	61,940	123,261
[a,c]Stereotaxis Inc., 144A	United States	122,843	244,458
[a,d]Stereotaxis Inc., wts., 144A, 5/07/18	United States	122,843	189,093
[a]Varian Medical Systems Inc.	United States	10,900	784,800
[a]Vertex Pharmaceuticals Inc.	United States	76,800	4,222,464
[a]Waters Corp.	United States	71,600	6,723,956
			101,913,728
Industrials 19.3%			
[a]The Advisory Board Co.	United States	40,000	2,100,800
Allegiant Travel Co.	United States	84,800	7,528,544
AMETEK Inc.	United States	332,400	14,412,864
[a]B/E Aerospace Inc.	United States	132,300	7,976,367
[a]Colfax Corp.	United States	118,500	5,514,990
[a]Delta Air Lines Inc.	United States	439,600	7,257,796
[a]DigitalGlobe Inc.	United States	97,800	2,827,398
Fastenal Co.	United States	163,900	8,416,265
Flowserve Corp.	United States	34,700	5,819,537
[a]Genesee & Wyoming Inc.	United States	71,600	6,666,676
[a]Hexcel Corp.	United States	204,200	5,923,842
Hubbell Inc., B	United States	25,900	2,515,149
[a]IHS Inc., A	United States	57,600	6,031,872
Interface Inc.	United States	95,300	1,831,666
J.B. Hunt Transport Services Inc.	United States	79,800	5,943,504
Kansas City Southern	United States	54,900	6,088,410
The Manitowoc Co. Inc.	United States	330,400	6,793,024
Nielsen Holdings NV	United States	51,000	1,826,820
Pall Corp.	United States	89,700	6,132,789
Robert Half International Inc.	United States	188,200	7,063,146
Rockwell Automation Inc.	United States	89,900	7,762,865
Roper Industries Inc.	United States	107,170	13,643,813
Triumph Group Inc.	United States	74,800	5,871,800
[a]United Rentals Inc.	United States	119,300	6,557,921
[a]Verisk Analytics Inc., A	United States	64,700	3,987,461
			156,495,319
Information Technology 18.9%			
[a]Alliance Data Systems Corp.	United States	53,900	8,725,871
[a]ANSYS Inc.	United States	130,400	10,617,168
[a]Autodesk Inc.	United States	72,300	2,981,652
Avago Technologies Ltd.	Singapore	235,000	8,441,200
[a]Bottomline Technologies Inc.	United States	142,100	4,051,271
[a]BroadSoft Inc.	United States	175,000	4,632,250
[a]Citrix Systems Inc.	United States	112,500	8,118,000
[a]Electronic Arts Inc.	United States	166,000	2,938,200
[a]Equinix Inc.	United States	25,800	5,580,798
[a]F5 Networks Inc.	United States	97,800	8,712,024
[a]FleetCor Technologies Inc.	United States	92,100	7,061,307

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Visant Corp., senior note, 10.00%, 10/01/17	United States	2,800,000		2,569,000
				7,500,000
Consumer Services 1.1%				
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	2,900,000		3,291,500
[f,g]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	United States	2,500,000		1,575
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	4,500,000		4,809,375
MGM Resorts International, senior note,				
6.625%, 7/15/15	United States	3,500,000		3,815,000
6.625%, 12/15/21	United States	400,000		420,000
[f]144A, 6.75%, 10/01/20	United States	200,000		212,500
[f]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	1,500,000		1,509,375
				14,059,325
Diversified Financials 3.6%				
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	2,500,000		3,059,375
Bank of America Corp.,				
[h]pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	4,000,000		4,545,000
senior note, 5.65%, 5/01/18	United States	1,500,000		1,737,935
Citigroup Inc.,				
senior note, 6.125%, 11/21/17	United States	1,500,000		1,776,112
senior note, 5.375%, 8/09/20	United States	2,000,000		2,346,424
sub. note, 4.05%, 7/30/22	United States	300,000		310,725
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	1,400,000		1,487,500
General Electric Capital Corp.,				
senior note, A, 8.50%, 4/06/18	United States	35,000,000	MXN	3,147,627
sub. note, 5.30%, 2/11/21	United States	1,000,000		1,148,924
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	900,000		1,081,125
The Goldman Sachs Group Inc., senior note, 2.375%, 1/22/18	United States	2,500,000		2,538,095
International Lease Finance Corp.,				
senior note, 8.25%, 12/15/20	United States	1,000,000		1,227,500
[f]senior secured note, 144A, 6.75%, 9/01/16	United States	2,000,000		2,270,000
JPMorgan Chase & Co.,				
6.00%, 1/15/18	United States	1,500,000		1,785,178
senior note, 4.25%, 10/15/20	United States	2,500,000		2,749,105
senior note, 3.25%, 9/23/22	United States	2,000,000		2,002,418
[f]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	3,500,000		4,184,593
Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	2,000,000		2,350,598
Morgan Stanley, senior note,				
6.00%, 4/28/15	United States	2,000,000		2,179,642
5.50%, 7/24/20	United States	1,500,000		1,731,089
5.50%, 7/28/21	United States	800,000		919,246
[f]Neuberger Berman Group LLC/Finance Corp., senior note, 144A,				
5.625%, 3/15/20	United States	600,000		631,500
5.875%, 3/15/22	United States	1,400,000		1,487,500
[f]Nuveen Investments Inc., senior note, 144A,				
9.125%, 10/15/17	United States	200,000		207,500
9.50%, 10/15/20	United States	1,800,000		1,890,000
				48,794,711
Energy 6.5%				
Apache Corp., senior bond, 2.625%, 1/15/23	United States	4,500,000		4,389,394
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	3,000,000		3,206,250
Chesapeake Energy Corp., senior note,				
6.625%, 8/15/20	United States	3,000,000		3,292,500
6.125%, 2/15/21	United States	1,500,000		1,603,125
Compagnie Generale de Geophysique-Veritas, senior note,				
7.75%, 5/15/17	France	1,500,000		1,552,500
6.50%, 6/01/21	France	2,000,000		2,110,000
CONSOL Energy Inc., senior note,				
8.00%, 4/01/17	United States	1,500,000		1,623,750
8.25%, 4/01/20	United States	1,500,000		1,668,750
6.375%, 3/01/21	United States	200,000		207,500
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	United States	3,000,000		3,262,500
El Paso Corp., senior bond, 6.50%, 9/15/20	United States	1,500,000		1,665,594
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	3,500,000		4,051,250
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	1,500,000		1,688,127

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

[f]Hologic Inc., senior note, 144A, 6.25%, 8/01/20	United States	900,000		961,875
Laboratory Corp. of America Holdings, senior bond, 3.75%, 8/23/22	United States	300,000		308,784
				15,068,159
Household & Personal Products 0.1%				
Avon Products Inc., senior bond, 5.00%, 3/15/23	United States	800,000		823,038
Insurance 0.5%				
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	3,500,000		3,850,949
[f]Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A, 7.00% to 3/15/22, FRN thereafter, 3/15/72	Japan	3,000,000		3,391,035
				7,241,984
Materials 3.9%				
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	4,000,000		4,220,020
[f]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	900,000		996,750
[f]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,				
first lien, senior secured note, 144A, 7.375%, 10/15/17	Luxembourg	600,000		651,750
secured note, 144A, 4.875%, 11/15/22	Luxembourg	200,000		198,500
senior note, 144A, 7.00%, 11/15/20	Luxembourg	600,000		619,875
[f]Ashland Inc., senior note, 144A, 4.75%, 8/15/22	United States	1,200,000		1,224,000
[f]Cemex SAB de CV,				
secured note, 144A, 5.875%, 3/25/19	Mexico	200,000		203,125
senior secured note, 144A, 9.00%, 1/11/18	Mexico	3,500,000		3,876,250
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	2,000,000		1,970,000
[f]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,				
7.00%, 11/01/15	Australia	700,000		729,981
6.00%, 4/01/17	Australia	500,000		516,250
6.875%, 2/01/18	Australia	2,500,000		2,637,500
[f]Ineos Finance PLC, senior secured note, 144A,				
9.00%, 5/15/15	United Kingdom	300,000		317,250
9.25%, 5/15/15	United Kingdom	100,000	EUR	135,115
8.375%, 2/15/19	United Kingdom	200,000		222,000
7.50%, 5/01/20	United Kingdom	300,000		328,125
[f]Ineos Group Holdings Ltd.,				
senior note, 144A, 7.875%, 2/15/16	United Kingdom	1,500,000	EUR	1,939,599
senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	1,000,000		1,020,000
[f]Inmet Mining Corp., senior note, 144A, 8.75%, 6/01/20	Canada	3,500,000		3,885,000
[f]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	3,000,000	EUR	3,568,093
[f]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	2,500,000		2,596,875
Novelis Inc., senior note,				
8.375%, 12/15/17	Canada	1,500,000		1,650,000
8.75%, 12/15/20	Canada	1,600,000		1,812,000
[f]Orion Engineered Carbons Bondco GmbH, senior secured bond, 144A, 10.00%, 6/15/18	Germany	2,250,000	EUR	3,241,078
[f,i]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Luxembourg	200,000		203,000
Reynolds Group Issuer Inc./LLC/SA,				
first lien, 5.75%, 10/15/20	United States	900,000		919,125
senior note, 8.50%, 5/15/18	United States	3,000,000		3,168,750
senior note, 8.25%, 2/15/21	United States	500,000		516,875
senior secured note, 7.125%, 4/15/19	United States	1,000,000		1,078,750
[f]Sealed Air Corp., senior note, 144A,				
8.125%, 9/15/19	United States	1,000,000		1,136,250
6.50%, 12/01/20	United States	500,000		550,000
8.375%, 9/15/21	United States	800,000		920,000
[f]US Coatings Acquisition Inc./Flash Dutch 2 BV, 144A, 5.75%, 2/01/21	United States	1,000,000	EUR	1,320,305
[f]Xstrata Finance Canada Ltd., senior note, 144A, 4.95%, 11/15/21	Canada	4,000,000		4,312,292
				52,684,483
Media 2.8%				
AMC Networks Inc., senior note, 7.75%, 7/15/21	United States	1,000,000		1,137,500
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	500,000		585,000
[f]Central European Media Enterprises Ltd., secured note, 144A, 11.625%, 9/15/16	Czech Republic	2,000,000	EUR	2,663,043
[f]CET 21 spol sro, senior secured note, 144A, 9.00%, 11/01/17	Czech Republic	300,000	EUR	422,049
Clear Channel Communications Inc.,				
senior note, 9.00%, 3/01/21	United States	4,700,000		4,412,125
[f]senior secured note, first lien, 144A, 9.00%, 12/15/19	United States	975,000		942,094

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

West Corp., senior note, 7.875%, 1/15/19	United States	3,400,000		3,638,000
				14,260,625
Technology Hardware & Equipment 0.5%				
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	United States	3,500,000		3,924,375
[f]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	3,000,000		3,270,000
				7,194,375
Telecommunication Services 3.0%				
[f]CC Holdings GS V LLC, senior secured bond, 144A, 3.849%, 4/15/23	United States	2,300,000		2,323,690
CenturyLink Inc., senior note,				
6.00%, 4/01/17	United States	1,500,000		1,625,775
6.45%, 6/15/21	United States	1,000,000		1,062,302
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	3,000,000		3,007,500
[f]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	2,000,000		2,132,500
[f]Digicel Ltd., senior note, 144A,				
8.25%, 9/01/17	Bermuda	300,000		320,250
6.00%, 4/15/21	Bermuda	800,000		796,500
[f]eAccess Ltd., senior note, 144A,				
8.25%, 4/01/18	Japan	1,400,000		1,570,625
8.375%, 4/01/18	Japan	600,000	EUR	861,403
Frontier Communications Corp., senior note,				
8.50%, 4/15/20	United States	2,500,000		2,843,750
8.75%, 4/15/22	United States	1,000,000		1,117,500
7.125%, 1/15/23	United States	500,000		508,125
Intelsat Jackson Holdings SA, senior note,				
7.25%, 10/15/20	Luxembourg	1,600,000		1,764,000
7.50%, 4/01/21	Luxembourg	2,000,000		2,235,000
[f]144A, 6.625%, 12/15/22	Luxembourg	1,600,000		1,701,000
Intelsat Luxembourg SA, senior note, 11.25%, 2/04/17	Luxembourg	400,000		426,500
[f]Lynx II Corp., senior bond, 144A, 6.375%, 4/15/23	United Kingdom	700,000		736,750
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	United States	700,000		768,250
[f,i]Mobile Challenger Intermediate Group SA, secured note, 144A, PIK, 8.75%, 3/15/19	Switzerland	600,000	EUR	775,359
Sprint Nextel Corp., senior note,				
8.375%, 8/15/17	United States	3,000,000		3,506,250
[f]144A, 9.00%, 11/15/18	United States	1,500,000		1,858,125
[f]144A, 7.00%, 3/01/20	United States	800,000		934,000
Telefonica Emisiones SAU, senior note, 5.462%, 2/16/21	Spain	2,600,000		2,797,457
[f]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	3,000,000		3,202,500
[f,i]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	721,161	EUR	924,534
				39,799,645
Transportation 0.4%				
[c,f]CEVA Group PLC, senior secured note, 144A,				
11.625%, 10/01/16	United Kingdom	300,000		313,500
8.375%, 12/01/17	United Kingdom	1,500,000		1,571,250
11.50%, 4/01/18	United Kingdom	1,000,000		570,000
HDTFS Inc., 6.25%, 10/15/22	United States	700,000		763,000
Hertz Corp., senior note, 6.75%, 4/15/19	United States	2,200,000		2,411,750
				5,629,500
Utilities 1.0%				
[f]Calpine Corp., senior secured note, 144A,				
7.875%, 7/31/20	United States	982,000		1,080,200
7.50%, 2/15/21	United States	1,700,000		1,874,250
[f,h]EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	4,000,000		3,940,640
[f]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	3,000,000		2,918,850
[f]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	5,400,000		4,063,500
				13,877,440
Total Corporate Bonds (Cost $426,021,376)				455,943,248
[l]**Senior Floating Rate Interests 17.6%**				
Automobiles & Components 0.4%				
August Luxuk Holding Co., Lux Second Lien, 10.50%, 4/27/19	Luxembourg	1,246,997		1,265,702
August U.S. Holding Co. Inc., U.S. Second Lien, 10.50%, 4/27/19	United States	960,077		974,478

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Plains Exploration & Production Co., 7-Year Term Loan, 4.00%, 11/30/19	United States	1,973,600	1,981,001
			7,824,914
Food & Staples Retailing 0.2%			
AdvancePierre Foods Inc.,			
Loans, 5.75%, 7/10/17	United States	1,058,748	1,075,952
Second Lien Term Loan, 9.50%, 10/10/17	United States	1,619,009	1,679,722
			2,755,674
Food, Beverage & Tobacco 0.9%			
Del Monte Foods Co., Initial Term Loans, 4.00%, 3/08/18	United States	8,599,742	8,684,845
H.J. Heinz Co., Term Loan B-2, 4.75%, 4/01/20	United States	3,365,797	3,399,034
			12,083,879
Health Care Equipment & Services 2.3%			
Ardent Medical Services Inc., Second Lien Term Loan, 11.00%, 1/02/19	United States	1,195,436	1,225,322
Bausch & Lomb Inc., Parent Term Loan, 5.25%, 5/18/19	United States	4,591,250	4,640,836
Community Health Systems Inc., New Extended Term Loan, 3.784% - 3.787%, 1/25/17	United States	7,767,410	7,860,860
DaVita HealthCare Partners Inc.,			
Tranche B Term Loan, 4.50%, 10/20/16	United States	2,653,530	2,686,700
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	3,623,131	3,665,308
HCA Inc., Tranche B-2 Term Loan, 3.534%, 3/31/17	United States	5,818,841	5,877,000
Hologic Inc., Tranche B Term Loan, 4.50%, 8/01/19	United States	2,094,553	2,126,189
Universal Health Services Inc., New Tranche B Term Loan, 3.75%, 11/15/16	United States	2,247,659	2,271,073
			30,353,288
Insurance 0.0%†			
Affirmative Insurance Holdings Inc., Term Loan, 11.25%, 1/31/14	United States	239,803	158,270
Materials 2.6%			
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17	United States	1,893,405	1,890,052
Berry Plastics Corp., Term D Loan, 3.50%, 2/08/20	United States	3,204,400	3,202,971
FMG America Finance Inc. (Fortesue Metals Group), Loans, 5.25%, 10/18/17	United States	2,529,489	2,562,463
Ineos U.S. Finance LLC, Dollar Term Loan, 6.50%, 5/04/18	United States	2,499,709	2,542,674
NewPage Corp., Term Loan, 7.75%, 12/21/18	United States	2,079,617	2,133,339
Reynolds Group Holdings Inc., U.S. Term Loan, 4.75%, 9/28/18	United States	6,927,222	7,036,076
Road Infrastructure Investment LLC (Ennis Flint), Second Lien Term Loan, 10.25%, 9/30/18	United States	5,351,561	5,445,214
kTronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20	Netherlands	3,245,471	3,293,572
kU.S. Coatings Acquisitions Inc., Initial Term B Loans, 4.75%, 2/01/20	United States	2,820,867	2,861,578
Walter Energy Inc., B Term Loan, 5.75%, 4/01/18	United States	2,981,236	3,002,850
			33,970,789
Media 2.2%			
Cinemark USA Inc., Term Loan, 3.21%, 12/13/19	United States	1,728,049	1,744,559
Clear Channel Communications Inc., Tranche B Term Loan, 3.854%, 1/29/16	United States	2,470,125	2,195,324
CSC Holdings Inc. (Cablevision), Incremental B-2 Extended TL, 1.954%, 3/29/16	United States	2,746,890	2,761,762
Cumulus Media Holdings Inc., Second Lien Term Loan, 7.50%, 9/16/19	United States	4,867,932	5,062,650
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17	United States	1,506,012	1,535,504
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	United States	112,171	116,378
Nine Entertainment Group Pty. Ltd., Term B Loan, 3.50%, 2/05/20	Australia	1,492,900	1,499,199
Regal Cinemas Corp., Term Loan, 3.204% - 3.284%, 8/23/17	United States	2,864,404	2,895,285
Sinclair Television Group Inc., New Tranche B Term Loan, 5.25%, 10/29/16	United States	431,174	433,057
Telesat Canada, U.S. Term B Loan, 5.50%, 3/28/19	Canada	2,241,201	2,262,198
TWCC Holding Corp., Term Loan, 3.50%, 2/11/17	United States	3,709,632	3,766,048
UPC Financing Partnership,			
Term Loan AF, 4.00%, 1/29/21	Netherlands	736,600	747,649
Term Loan T, 3.704%, 12/29/16	Netherlands	3,158,518	3,190,104
Term Loan X, 3.704%, 12/31/17	Netherlands	1,384,751	1,395,786
			29,605,503
Pharmaceuticals, Biotechnology & Life Sciences 0.8%			
Par Pharmaceutical Cos. Inc., Term B-1 Loan, 4.25%, 9/30/19	United States	2,074,800	2,100,511
Valeant Pharmaceuticals International Inc.,			
Series C-1 Tranche B Term Loan, 3.50%, 2/11/19	Canada	2,561,780	2,587,064
Series D-1 Tranche B Term Loan, 3.50%, 2/13/19	Canada	1,075,506	1,086,525
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18	Puerto Rico	730,413	741,369
Warner Chilcott Corp.,			
Additional Term B-1 Loan, 4.25%, 3/15/18	United States	897,289	910,748

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Term B-1 Loan, 4.25%, 3/15/18	United States	2,061,278		2,092,197
WC Luxco S.A.R.L., Term B-3 Loan, 4.25%, 3/15/18	Luxembourg	1,624,311		1,648,676
				11,167,090
Retailing 1.2%				
BJ's Wholesale Club Inc.,				
2013 Replacement Loans, 4.25%, 9/26/19	United States	6,319,020		6,386,159
Second Lien Term Loan, 9.75%, 3/26/20	United States	2,652,243		2,759,990
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	3,530,506		3,587,877
Party City Holdings Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19	United States	3,800,475		3,833,729
				16,567,755
Software & Services 0.5%				
AVG Technologies NV, Term Loan, 8.25%, 3/15/16	Netherlands	298,839		301,080
MoneyGram International Inc., Term Loan B, 5.50%, 4/18/20	United States	4,520,000		4,560,965
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	1,872,942		1,929,130
				6,791,175
Technology Hardware & Equipment 0.1%				
Alcatel-Lucent USA Inc., U.S. Term Loan, 7.25%, 1/30/19	United States	842,788		857,449
Mitel Networks Corp., 1st Lien Term Loan, 7.00%, 2/27/19	Canada	740,666		751,776
				1,609,225
Telecommunication Services 0.6%				
[k]Cricket Communications Inc. (Leap Wireless), Term Loan C, 5.75%, 4/16/20	United States	1,160,000		1,168,881
Intelsat Jackson Holdings SA, Tranche B-1 Term Loan, 4.50%, 4/02/18	Luxembourg	6,699,838		6,812,898
				7,981,779
Transportation 0.6%				
Avis Budget Car Rental LLC, Term Loan B, 3.75%, 3/15/19	United States	3,077,494		3,115,938
[g]Evergreen International Aviation Inc., Term Loan, 12.25%, 6/30/15	United States	2,010,458		1,992,867
Hertz Corp.,				
Credit Linked Deposit, 3.75%, 3/11/18	United States	847,103		839,970
Tranche B-1 Term Loan, 3.75%, 3/12/18	United States	2,293,153		2,328,027
YRCW Receivables LLC, Term B Loan, 11.25%, 9/30/14	United States	117,180		119,816
				8,396,618
Total Senior Floating Rate Interests (Cost $230,728,557)				235,525,600
Foreign Government and Agency Securities 21.2%				
Government of Australia, senior bond, 6.50%, 5/15/13	Australia	5,700,000	AUD	5,960,514
Government of Canada,				
2.25%, 8/01/14	Canada	388,000	CAD	387,474
1.00%, 11/01/14	Canada	591,000	CAD	580,722
2.00%, 12/01/14	Canada	1,420,000	CAD	1,418,312
1.00%, 2/01/15	Canada	2,449,000	CAD	2,406,820
1.00%, 5/01/15	Canada	5,080,000	CAD	4,991,307
Government of Hungary,				
5.50%, 2/12/14	Hungary	1,233,600,000	HUF	5,240,169
5.50%, 2/12/16	Hungary	1,864,700,000	HUF	7,989,015
6.50%, 6/24/19	Hungary	206,000,000	HUF	903,578
7.50%, 11/12/20	Hungary	312,600,000	HUF	1,443,411
senior note, 6.25%, 1/29/20	Hungary	5,507,000		5,672,210
senior note, 6.375%, 3/29/21	Hungary	1,550,000		1,596,500
[f]Government of Iceland, 144A, 5.875%, 5/11/22	Iceland	3,010,000		3,456,473
Government of Indonesia,				
FR19, 14.25%, 6/15/13	Indonesia	26,830,000,000	IDR	2,820,455
FR20, 14.275%, 12/15/13	Indonesia	23,637,000,000	IDR	2,603,438
FR26, 11.00%, 10/15/14	Indonesia	1,800,000,000	IDR	203,652
FR34, 12.80%, 6/15/21	Indonesia	34,435,000,000	IDR	5,259,688
Government of Ireland,				
5.90%, 10/18/19	Ireland	2,228,000	EUR	3,236,019
4.50%, 4/18/20	Ireland	2,029,000	EUR	2,725,455
5.00%, 10/18/20	Ireland	3,562,000	EUR	4,913,875
senior bond, 4.40%, 6/18/19	Ireland	3,338,000	EUR	4,493,398
senior bond, 5.40%, 3/13/25	Ireland	2,883,710	EUR	4,008,245
Government of Israel, 3.50%, 9/30/13	Israel	16,505,000	ILS	4,568,253
Government of Malaysia,				
3.434%, 8/15/14	Malaysia	3,530,000	MYR	1,147,205

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

senior note, 2.84%, 12/02/14	South Korea	841,710,000	KRW	761,070
senior note, 2.74%, 2/02/15	South Korea	117,220,000	KRW	105,852
Korea Treasury Bond,				
senior bond, 3.75%, 6/10/13	South Korea	4,210,340,000	KRW	3,763,569
senior bond, 3.00%, 12/10/13	South Korea	14,887,210,000	KRW	13,433,399
senior bond, 3.50%, 6/10/14	South Korea	2,788,920,000	KRW	2,537,639
senior note, 3.25%, 12/10/14	South Korea	1,261,950,000	KRW	1,150,055
New South Wales Treasury Corp.,				
5.25%, 5/01/13	Australia	1,605,000	AUD	1,673,339
5.50%, 8/01/13	Australia	455,000	AUD	477,406
Nota Do Tesouro Nacional,				
10.00%, 1/01/14	Brazil	2,700[n]	BRL	1,352,493
10.00%, 1/01/17	Brazil	7,400[n]	BRL	3,726,333
[g]Index Linked, 6.00%, 5/15/15	Brazil	3,890[n]	BRL	4,629,091
[g]Index Linked, 6.00%, 8/15/16	Brazil	1,604[n]	BRL	1,946,144
[g]Index Linked, 6.00%, 8/15/18	Brazil	1,525[n]	BRL	1,907,622
Queensland Treasury Corp., senior note, 6.00%, 8/14/13	Australia	600,000	AUD	631,349
Uruguay Notas del Tesoro,				
9.00%, 1/27/14	Uruguay	7,570,000	UYU	397,776
10.50%, 3/21/15	Uruguay	1,700,000	UYU	90,772
10.25%, 8/22/15	Uruguay	58,780,000	UYU	3,121,083
9.50%, 1/27/16	Uruguay	9,220,000	UYU	480,820
[m]Index Linked, 2.25%, 8/23/17	Uruguay	22,803,475	UYU	1,219,916
Western Australia Treasury Corp., 8.00%, 6/15/13	Australia	4,602,000	AUD	4,836,620
Total Foreign Government and Agency Securities (Cost $273,221,338)				284,023,127
U.S. Government and Agency Securities 2.2%				
U.S. Treasury Bond,				
4.50%, 2/15/16	United States	3,000,000		3,356,718
7.875%, 2/15/21	United States	900,000		1,338,961
7.125%, 2/15/23	United States	1,980,000		2,948,034
U.S. Treasury Note,				
2.375%, 3/31/16	United States	3,500,000		3,709,727
4.625%, 2/15/17	United States	600,000		694,266
4.75%, 8/15/17	United States	2,900,000		3,417,923
3.75%, 11/15/18	United States	7,000,000		8,107,967
[m]Index Linked, 0.125%, 4/15/16	United States	2,398,023		2,549,586
[m]Index Linked, 0.625%, 7/15/21	United States	2,552,724		2,924,464
Total U.S. Government and Agency Securities (Cost $26,609,654)				29,047,646
Asset-Backed Securities and Commercial Mortgage-Backed Securities 3.4%				
Banks 2.1%				
Banc of America Commercial Mortgage Inc., 2006-4, AJ, 5.695%, 7/10/46	United States	1,547,000		1,527,810
[f,i]Banc of America Large Loan, 2010-HLTN, 144A, FRN, 2.503%, 11/15/15	United States	4,072,225		4,105,240
Bear Stearns Commercial Mortgage Securities Inc.,				
[i]2006-PW11, AJ, FRN, 5.452%, 3/11/39	United States	500,000		508,081
[i]2006-PW12, AJ, FRN, 5.932%, 9/11/38	United States	1,000,000		1,018,278
2006-PW13, AJ, 5.611%, 9/11/41	United States	5,100,000		5,046,922
Citigroup Commercial Mortgage Trust,				
2006-C5, AJ, 5.482%, 10/15/49	United States	1,700,000		1,696,693
[i]2007-C6, AM, FRN, 5.885%, 6/10/17	United States	1,700,000		1,923,264
[i]2008-C7, A4, FRN, 6.072%, 12/10/49	United States	3,200,000		3,806,984
[i]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%, 10/15/48	United States	2,120,000		1,970,912
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	1,275,000		1,047,728
[i]Greenwich Capital Commercial Funding Corp., 2006-GG7, AJ, FRN, 5.867%, 7/10/38	United States	2,260,000		2,272,318
Wells Fargo Mortgage Backed Securities Trust,				
[i]2004-W, A9, FRN, 2.762%, 11/25/34	United States	1,794,316		1,866,257
2007-3, 3A1, 5.50%, 4/25/37	United States	1,103,613		1,141,423
				27,931,910
Commercial & Professional Services 0.1%				
[f]G-Force 2005-RR LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	2,000,000		1,863,980
Diversified Financials 1.2%				
[f,i]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.288%, 11/25/20	Cayman Islands	1,380,000		1,327,967

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Total Investments (Cost $1,241,951,650) 97.1%	1,298,114,929
Other Assets, less Liabilities 2.9%	38,105,244
Net Assets 100.0%	$ 1,336,220,173

[a] The principal amount is stated in U.S. dollars unless otherwise indicated.
[†] Rounds to less than 0.1% of net assets.
[*] Non-income producing.
[b] Security has been deemed illiquid because it may not be able to be sold within seven days.
[c] At March 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
[d] See Note 8 regarding investment in FT Holdings Corporation III.
[e] See Note 5 regarding restricted securities.
[f] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2013, the aggregate value of these securities was $223,990,063, representing 16.76% of net assets.
[g] Defaulted security or security for which income has been deemed uncollectible.
[h] Perpetual security with no stated maturity date.
[i] Income may be received in additional securities and/or cash.
[j] The coupon rate shown represents the rate at period end.
[k] A portion or all of the security purchased on a when-issued or delayed delivery basis.
[l] Principal amount is stated in 100 Mexican Peso Units.
[m] Principal amount of security is adjusted for inflation.
[n] Principal amount is stated in 1,000 Brazilian Real Units.
[o] Redemption price at maturity is adjusted for inflation.
[p] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2013, the value of this security was $1,537,238, representing 0.12% of net assets.
[q] The security is traded on a discount basis with no stated coupon rate.
[r] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At March 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Buy	3,497,294	$ 4,654,540	4/02/13	$ -	$ (170,337)
Euro	DBAB	Buy	4,150,099	5,315,031	4/02/13	18,295	-
Euro	DBAB	Sell	7,647,393	10,159,601	4/02/13	354,175	-
Euro	DBAB	Buy	222,456	284,900	4/03/13	983	-
Euro	DBAB	Sell	222,456	297,469	4/03/13	12,235	-
Indian Rupee	HSBC	Buy	108,100,000	2,000,000	4/03/13	-	(11,223)
Indian Rupee	HSBC	Sell	108,100,000	1,987,523	4/03/13	-	(7,187)
Euro	BZWS	Sell	132,570	176,948	4/05/13	6,964	-
Philippine Peso	DBAB	Buy	12,557,000	302,149	4/05/13	5,244	-
Indian Rupee	HSBC	Buy	94,400,000	1,679,781	4/10/13	54,344	-
Philippine Peso	JPHQ	Buy	6,636,000	159,919	4/10/13	2,529	-
Philippine Peso	DBAB	Buy	20,621,000	496,999	4/10/13	7,799	-
British Pound	DBAB	Buy	456,285	738,725	4/11/13	-	(45,226)
British Pound	DBAB	Sell	456,285	720,246	4/11/13	26,746	-
Euro	DBAB	Sell	949,814	1,251,011	4/11/13	33,096	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Philippine Peso	HSBC	Buy	10,293,000	247,779	4/11/13	4,191	-
Indian Rupee	DBAB	Buy	20,841,000	383,696	4/12/13	-	(1,011)
Chilean Peso	MSCO	Buy	116,230,000	229,138	4/15/13	16,720	-
Indian Rupee	DBAB	Sell	28,000,000	486,280	4/15/13	-	(27,529)
Indian Rupee	DBAB	Buy	44,691,000	817,214	4/15/13	2,879	-
Philippine Peso	HSBC	Buy	8,192,000	197,502	4/15/13	3,036	-
Euro	HSBC	Sell	142,717	188,818	4/16/13	5,811	-
Indian Rupee	JPHQ	Buy	222,299,000	4,016,932	4/16/13	61,450	-
Indian Rupee	JPHQ	Buy	29,466,000	538,595	4/18/13	1,768	-
Chilean Peso	MSCO	Buy	104,150,000	205,505	4/19/13	14,670	-
Euro	BZWS	Sell	130,134	171,152	4/19/13	4,277	-
Singapore Dollar	JPHQ	Buy	700,000	560,412	4/19/13	3,950	-
Indian Rupee	JPHQ	Buy	14,719,000	269,695	4/22/13	-	(1)
Indian Rupee	DBAB	Buy	10,360,000	189,582	4/22/13	243	-
Euro	JPHQ	Sell	36,314	48,058	4/23/13	1,490	-
Euro	BZWS	Sell	1,659,340	2,160,809	4/25/13	32,897	-
Indian Rupee	JPHQ	Buy	54,590,000	1,003,493	4/25/13	-	(3,889)
Indian Rupee	DBAB	Buy	20,931,000	373,361	4/26/13	9,827	-
Chilean Peso	JPHQ	Buy	234,301,000	462,680	4/29/13	31,914	-
Chilean Peso	CITI	Buy	377,668,000	747,857	4/29/13	49,375	-
Indian Rupee	JPHQ	Buy	17,801,000	319,386	4/29/13	6,293	-
Euro	DBAB	Buy	753,750	970,679	4/30/13	-	(4,047)
Euro	DBAB	Sell	753,750	1,000,000	4/30/13	33,368	-
Euro	BZWS	Sell	91,515	121,559	4/30/13	4,198	-
Indian Rupee	JPHQ	Buy	14,829,000	265,529	4/30/13	5,719	-
Singapore Dollar	DBAB	Buy	6,168,500	5,059,963	4/30/13	-	(86,586)
British Pound	DBAB	Buy	230,355	370,520	5/02/13	-	(20,448)
British Pound	DBAB	Sell	453,906	732,877	5/02/13	43,072	-
Euro	DBAB	Sell	71,000	93,003	5/02/13	1,949	-
Philippine Peso	JPHQ	Buy	91,360,000	2,144,953	5/06/13	91,522	-
Chilean Peso	DBAB	Buy	574,000,000	1,134,051	5/08/13	76,084	-
Indian Rupee	HSBC	Buy	186,760,000	3,465,867	5/08/13	-	(55,442)
Singapore Dollar	DBAB	Buy	3,707,640	2,984,016	5/10/13	5,372	-
Euro	DBAB	Sell	429,000	557,357	5/13/13	7,139	-
British Pound	DBAB	Buy	2,157,182	3,433,090	5/17/13	-	(155,069)
British Pound	DBAB	Sell	2,287,500	3,654,968	5/17/13	178,918	-
Euro	JPHQ	Sell	201,376	258,322	5/23/13	25	-
Indian Rupee	HSBC	Buy	32,771,000	599,395	6/04/13	-	(4,301)
Euro	DBAB	Sell	1,053,792	1,310,844	6/05/13	-	(40,950)
Singapore Dollar	JPHQ	Buy	4,945,200	4,052,446	6/05/13	-	(64,959)
Indian Rupee	HSBC	Buy	5,576,000	100,127	6/11/13	986	-
Indian Rupee	HSBC	Buy	14,080,000	254,826	6/13/13	392	-
Indian Rupee	DBAB	Buy	14,156,000	255,422	6/18/13	917	-
Indian Rupee	DBAB	Buy	12,894,000	233,327	6/20/13	65	-
Indian Rupee	JPHQ	Buy	55,600,000	1,007,000	6/21/13	-	(794)
Singapore Dollar	DBAB	Buy	1,048,000	839,340	6/21/13	5,730	-
Singapore Dollar	HSBC	Buy	837,000	670,243	6/21/13	4,684	-
Euro	UBSW	Sell	4,274,000	5,354,467	6/28/13	-	(129,183)
Euro	DBAB	Sell	320,700	402,767	6/28/13	-	(8,699)
Japanese Yen	BZWS	Sell	620,288,000	7,871,176	7/02/13	1,277,924	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

British Pound	DBAB	Sell	297,656	461,665	7/09/13	9,456	-
Euro	DBAB	Sell	478,724	590,553	7/23/13	-	(23,798)
Euro	DBAB	Sell	218,913	267,380	7/25/13	-	(13,558)
Euro	DBAB	Sell	190,862	231,697	7/26/13	-	(13,245)
Euro	CITI	Sell	648,569	841,907	7/26/13	9,569	-
Euro	BZWS	Sell	1,993,000	2,589,505	7/26/13	31,796	-
Euro	DBAB	Sell	3,280,000	3,997,336	7/29/13	-	(212,152)
Euro	DBAB	Sell	24,577	32,872	7/29/13	1,331	-
Euro	BZWS	Sell	1,007,118	1,348,460	7/29/13	55,945	-
Euro	DBAB	Sell	870,275	1,077,313	7/31/13	-	(39,601)
British Pound	DBAB	Sell	169,385	264,765	8/01/13	7,451	-
Euro	JPHQ	Sell	667,276	815,828	8/06/13	-	(40,602)
Chilean Peso	JPHQ	Buy	482,900,000	999,793	8/08/13	5,722	-
Euro	CITI	Sell	317,220	395,948	8/08/13	-	(11,203)
Euro	CITI	Sell	92,411	115,487	8/09/13	-	(3,123)
Chilean Peso	BZWS	Buy	1,487,300,000	3,077,385	8/12/13	17,943	-
Japanese Yen	DBAB	Sell	35,465,000	452,961	8/19/13	75,816	-
Chilean Peso	JPHQ	Buy	1,141,336,600	2,278,117	8/20/13	94,765	-
Euro	BZWS	Sell	2,084,000	2,579,784	8/20/13	-	(95,307)
Japanese Yen	JPHQ	Sell	15,928,000	201,793	8/20/13	32,408	-
Japanese Yen	UBSW	Sell	32,055,000	407,125	8/20/13	66,240	-
Japanese Yen	HSBC	Sell	65,957,000	835,957	8/20/13	134,544	-
Euro	DBAB	Sell	193,056	238,881	8/21/13	-	(8,933)
Euro	UBSW	Sell	3,500,000	4,331,775	8/22/13	-	(161,020)
Japanese Yen	BZWS	Sell	15,895,000	201,075	8/22/13	32,038	-
Euro	BZWS	Sell	704,462	882,127	8/23/13	-	(22,167)
Japanese Yen	DBAB	Buy	15,708,000	201,147	8/23/13	-	(34,097)
Japanese Yen	CITI	Sell	31,757,000	401,758	8/23/13	64,032	-
Japanese Yen	DBAB	Sell	15,708,000	198,848	8/23/13	31,798	-
Japanese Yen	HSBC	Sell	31,524,000	399,250	8/23/13	64,002	-
Euro	BZWS	Sell	3,068,753	3,844,657	8/26/13	-	(94,706)
Euro	UBSW	Sell	2,397,698	3,000,000	8/26/13	-	(77,929)
Japanese Yen	JPHQ	Sell	31,689,000	401,992	8/26/13	64,979	-
Japanese Yen	UBSW	Sell	34,903,000	442,426	8/26/13	71,232	-
Japanese Yen	BZWS	Sell	44,152,000	560,376	8/26/13	90,818	-
Singapore Dollar	DBAB	Buy	578,000	466,524	8/26/13	-	(336)
Singapore Dollar	DBAB	Buy	580,000	464,595	8/26/13	3,206	-
Euro	DBAB	Sell	810,000	1,024,091	8/27/13	-	(15,716)
Japanese Yen	DBAB	Buy	44,915,000	575,059	8/27/13	-	(97,383)
Japanese Yen	JPHQ	Sell	15,991,000	204,547	8/27/13	34,481	-
Japanese Yen	HSBC	Sell	50,145,000	641,240	8/27/13	107,942	-
Japanese Yen	DBAB	Sell	72,099,000	921,699	8/27/13	154,918	-
Singapore Dollar	DBAB	Buy	722,000	581,742	8/27/13	592	-
Euro	DBAB	Sell	1,978,657	2,487,970	8/28/13	-	(52,080)
Euro	DBAB	Sell	651,325	823,796	8/29/13	-	(12,333)
Japanese Yen	JPHQ	Sell	15,743,000	201,079	8/30/13	33,646	-
Singapore Dollar	DBAB	Buy	361,500	289,269	8/30/13	2,304	-
Euro	DBAB	Sell	601,984	760,606	9/04/13	-	(12,223)
Euro	BZWS	Sell	271,320	343,478	9/10/13	-	(4,863)
Euro	BZWS	Sell	266,006	341,467	9/12/13	-	(58)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Euro	BZWS	Sell	759,073	982,734	9/16/13	8,128	-
Euro	UBSW	Sell	708,181	916,245	9/17/13	6,973	-
Euro	BZWS	Sell	178,354	234,946	9/19/13	5,943	-
Singapore Dollar	JPHQ	Buy	694,000	567,364	9/19/13	-	(7,567)
Singapore Dollar	DBAB	Buy	973,400	779,843	9/19/13	5,325	-
Euro	UBSW	Sell	2,137,312	2,824,950	9/20/13	80,666	-
Japanese Yen	DBAB	Sell	335,180,000	4,000,000	9/20/13	434,489	-
Euro	DBAB	Sell	495,470	648,967	9/23/13	12,772	-
Euro	BZWS	Sell	469,210	609,870	9/24/13	7,388	-
Euro	DBAB	Sell	1,550,000	1,999,268	9/30/13	8,883	-
Philippine Peso	HSBC	Buy	16,853,000	404,013	10/04/13	9,262	-
Philippine Peso	DBAB	Buy	21,010,000	502,632	10/04/13	12,582	-
Euro	DBAB	Sell	185,654	240,385	10/07/13	1,965	-
Euro	UBSW	Sell	2,850,000	3,691,121	10/07/13	31,099	-
Philippine Peso	HSBC	Buy	25,126,000	604,150	10/07/13	11,965	-
Euro	BZWS	Sell	2,749,000	3,575,075	10/11/13	44,604	-
Philippine Peso	JPHQ	Buy	8,232,000	198,166	10/11/13	3,677	-
Philippine Peso	HSBC	Buy	14,493,000	348,716	10/11/13	6,642	-
Euro	DBAB	Sell	121,043	157,162	10/15/13	1,703	-
Philippine Peso	DBAB	Buy	4,913,000	118,047	10/16/13	2,406	-
Euro	DBAB	Sell	587,951	769,510	10/18/13	14,362	-
Malaysian Ringgit	JPHQ	Buy	763,000	245,614	10/18/13	-	(2,582)
Malaysian Ringgit	DBAB	Buy	10,212,000	3,293,662	10/23/13	-	(41,778)
Malaysian Ringgit	HSBC	Buy	6,809,796	2,196,000	10/24/13	-	(27,620)
Euro	BZWS	Sell	217,715	283,992	10/25/13	4,343	-
Japanese Yen	JPHQ	Sell	270,990,000	3,408,572	10/28/13	524,384	-
Euro	UBSW	Sell	369,000	481,010	10/29/13	7,019	-
Euro	DBAB	Sell	1,494,524	1,934,250	10/31/13	14,448	-
Japanese Yen	JPHQ	Sell	360,360,000	4,532,853	11/01/13	697,268	-
Euro	DBAB	Sell	243,767	318,112	11/04/13	4,966	-
Euro	BZWS	Sell	529,706	689,577	11/05/13	9,101	-
Euro	JPHQ	Sell	473,670	606,523	11/12/13	-	(2,014)
Euro	DBAB	Sell	800,000	1,050,560	11/14/13	22,755	-
Euro	DBAB	Sell	227,970	291,031	11/15/13	-	(1,858)
Japanese Yen	MSCO	Sell	12,500,000	158,018	11/15/13	24,944	-
Euro	DBAB	Sell	63,419	81,477	11/19/13	-	(5)
Malaysian Ringgit	DBAB	Buy	623,200	200,000	11/19/13	-	(1,834)
Euro	UBSW	Sell	1,480,440	1,895,111	11/20/13	-	(7,018)
Euro	JPHQ	Sell	221,993	283,400	11/20/13	-	(1,826)
Malaysian Ringgit	HSBC	Buy	376,000	120,466	11/20/13	-	(911)
Euro	UBSW	Sell	1,245,000	1,623,169	12/03/13	23,313	-
Euro	UBSW	Sell	3,400,000	4,463,418	12/09/13	94,045	-
Euro	DBAB	Sell	5,049,917	6,629,027	12/10/13	139,257	-
Japanese Yen	UBSW	Sell	187,760,000	2,293,448	12/12/13	293,811	-
Euro	DBAB	Sell	1,200,000	1,565,760	12/13/13	23,560	-
Euro	CITI	Sell	3,868,000	5,079,844	12/17/13	108,602	-
Euro	DBAB	Sell	486,875	643,016	12/18/13	17,266	-
Euro	DBAB	Sell	262,167	348,111	12/20/13	11,156	-
Euro	DBAB	Sell	239,450	317,415	1/03/14	9,609	-
Malaysian Ringgit	DBAB	Buy	952,100	307,794	1/08/14	-	(5,828)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Euro	DBAB	Sell	40,550	54,098	1/09/14	1,968	-
Chilean Peso	DBAB	Buy	1,449,000,000	2,942,729	1/10/14	17,192	-
Japanese Yen	HSBC	Sell	183,560,000	2,105,046	1/10/14	149,291	-
Euro	UBSW	Sell	5,631,484	7,374,472	1/13/14	134,547	-
Euro	DBAB	Sell	108,735	142,606	1/13/14	2,815	-
Euro	JPHQ	Sell	1,802,953	2,360,516	1/14/14	42,585	-
Euro	DBAB	Sell	1,865,041	2,470,992	1/14/14	73,239	-
Euro	DBAB	Sell	870,051	1,162,992	1/16/14	44,402	-
Japanese Yen	UBSW	Sell	460,675,000	5,192,459	1/16/14	283,705	-
Malaysian Ringgit	JPHQ	Buy	175,000	57,031	1/16/14	-	(1,551)
Euro	JPHQ	Sell	2,912,410	3,880,349	1/22/14	135,725	-
Euro	DBAB	Sell	1,700,000	2,270,605	1/22/14	84,834	-
Euro	DBAB	Sell	4,032,721	5,438,326	1/30/14	252,791	-
Euro	DBAB	Sell	3,014,151	4,066,180	1/31/14	190,344	-
Euro	DBAB	Sell	2,316,000	3,120,347	2/06/14	142,046	-
Chilean Peso	DBAB	Buy	725,000,000	1,468,206	2/07/14	7,898	-
Japanese Yen	HSBC	Sell	64,350,000	691,846	2/12/14	5,875	-
Japanese Yen	JPHQ	Sell	64,319,000	691,877	2/12/14	6,236	-
Euro	UBSW	Sell	2,151,000	2,885,136	2/13/14	118,799	-
Japanese Yen	CITI	Sell	85,250,000	922,544	2/13/14	13,765	-
Japanese Yen	JPHQ	Sell	42,690,000	461,279	2/13/14	6,197	-
Japanese Yen	JPHQ	Sell	42,710,000	461,271	2/18/14	5,940	-
Japanese Yen	GSCO	Sell	42,760,000	461,290	2/19/14	5,419	-
Japanese Yen	CITI	Sell	42,570,000	461,221	2/19/14	7,376	-
Japanese Yen	BZWS	Sell	21,350,000	230,626	2/25/14	2,990	-
Japanese Yen	BZWS	Sell	80,260,000	862,890	2/27/14	7,120	-
Japanese Yen	DBAB	Sell	14,279,000	155,996	2/27/14	3,746	-
Singapore Dollar	DBAB	Buy	361,500	292,074	2/28/14	-	(304)
Euro	DBAB	Sell	1,228,589	1,616,516	3/03/14	36,140	-
Euro	UBSW	Sell	2,581,000	3,387,175	3/03/14	67,146	-
Japanese Yen	JPHQ	Sell	85,800,000	943,521	3/03/14	28,624	-
Japanese Yen	HSBC	Sell	85,800,000	942,339	3/04/14	27,429	-
Japanese Yen	UBSW	Sell	95,700,000	1,041,009	3/04/14	20,531	-
Japanese Yen	DBAB	Sell	257,790,000	2,801,974	3/04/14	53,083	-
Euro	DBAB	Sell	1,400,000	1,828,820	3/05/14	27,910	-
Euro	DBAB	Sell	324,000	420,406	3/06/14	3,620	-
Euro	DBAB	Sell	2,741,981	3,560,641	3/17/14	32,972	-
Euro	DBAB	Sell	479,200	621,863	3/18/14	5,346	-
Euro	JPHQ	Sell	143,700	188,283	3/19/14	3,403	-
Singapore Dollar	HSBC	Buy	1,113,000	892,149	3/19/14	6,188	-
Euro	JPHQ	Sell	240,000	311,998	3/20/14	3,217	-
Euro	DBAB	Sell	1,997,000	2,597,758	3/20/14	28,448	-
Euro	JPHQ	Sell	240,000	310,568	3/21/14	1,785	-
Euro	JPHQ	Sell	240,000	311,730	3/24/14	2,936	-
Euro	JPHQ	Sell	192,000	248,564	3/25/14	1,526	-
Euro	DBAB	Sell	333,108	433,807	3/26/14	5,206	-
Euro	DBAB	Sell	4,372,555	5,619,389	4/03/14	-	(19,483)
Unrealized appreciation (depreciation)						8,653,275	(2,005,493)
Net unrealized appreciation (depreciation)						$ 6,647,782

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

At March 31, 2013, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Counter-party[a]	Notional Amount[b]	Periodic Payment Rate	Expiration Date	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Market Value	Rating[c]
Contracts to Sell Protection[d]									
Traded Index									
MCDX.NA.19	GSCO	500,000	1.00%	12/20/17	(13,700)	10,919	-	(2,781)	Non Investment Grade
MCDX.NA.19	CITI	15,500,000	1.00%	12/20/17	(359,799)	273,580	-	(86,219)	Non Investment Grade
MCDX.NA.19	MSCO	37,000,000	1.00%	12/20/17	(163,233)	124,296	-	(38,937)	Non Investment Grade
Unrealized appreciation (depreciation)						408,795	-		
Net unrealized appreciation (depreciation)						$408,795			

[a]Positions are generally not collateralized if the market value is under $250,000. Collateral requirements may be net of current positions at the counterparty for the fund. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end:

Counterparty	Collateral Posted (Received)
GSCO	(50,400)

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]The fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index swaps.

Abbreviations

Counterparty

- **BZWS** - Barclays Bank PLC
- **CITI** - Citigroup, Inc.
- **DBAB** - Deutsche Bank AG
- **GSCO** - The Goldman Sachs Group, Inc.
- **HSBC** - HSBC Bank USA, N.A.
- **JPHQ** - JPMorgan Chase & Co.
- **MSCO** - Morgan Stanley
- **UBSW** - UBS AG

Currency

- **AUD** - Australian Dollar
- **BRL** - Brazilian Real
- **CAD** - Canadian Dollar
- **EUR** - Euro
- **GBP** - British Pound

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin U.S. Government Fund	Principal Amount	Value
Corporate Bonds 1.2%		
Private Export Funding Corp.,		
secured bond, 2.80%, 5/15/22	$ 9,000,000	$ 9,617,211
senior secured note, 3.05%, 10/15/14	6,500,000	6,773,065
Total Corporate Bonds (Cost $16,297,929)		16,390,276
Foreign Government and Agency Securities 0.8%		
Government of Tunisia, 1.686%, 7/16/19	7,000,000	7,034,664
International Bank for Reconstruction and Development,		
2, zero cpn., 2/15/16	1,868,000	1,826,512
Principal Strip, 7/15/17	1,761,000	1,662,486
Total Foreign Government and Agency Securities (Cost $10,601,465)		10,523,662
Mortgage-Backed Securities 77.2%		
[a]**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 1.5%**		
FHLMC, 1.625% - 3.197%, 6/01/14 - 9/01/38	11,515,071	12,225,576
FHLMC, 3.423% - 5.011%, 4/01/29 - 9/01/38	7,708,905	8,177,724
		20,403,300
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 8.6%		
FHLMC Gold 30 Year, 3.00%, 1/01/43	9,948,418	10,227,064
FHLMC Gold 30 Year, 3.50%, 3/01/32	9,842,344	10,473,510
FHLMC Gold 30 Year, 3.50%, 4/01/42	9,408,475	9,932,434
FHLMC Gold 30 Year, 3.50%, 8/01/42	10,693,700	11,289,234
FHLMC Gold 30 Year, 4.00%, 2/01/41	7,536,100	8,012,679
FHLMC Gold 30 Year, 3.00% - 4.00%, 9/01/40 - 12/01/42	7,983,734	8,314,113
FHLMC Gold 30 Year, 4.00% - 4.50%, 5/01/40 - 12/01/41	8,350,535	8,893,338
FHLMC Gold 30 Year, 3.00% - 4.50%, 3/01/25 - 11/01/42	9,179,109	9,706,924
FHLMC Gold 30 Year, 5.00%, 6/01/37 - 6/01/39	6,388,941	6,884,838
FHLMC Gold 30 Year, 4.50% - 5.00%, 9/01/33 - 7/01/41	11,690,039	12,557,148
FHLMC Gold 30 Year, 5.00% - 6.00%, 1/01/24 - 4/01/40	12,241,869	13,305,820
FHLMC Gold 30 Year, 6.00% - 8.50%, 7/01/21 - 8/01/35	5,655,775	6,490,210
FHLMC PC 30 Year, 8.00% - 8.50%, 1/01/17 - 9/01/20	5,071	5,191
		116,092,503
[a]**Federal National Mortgage Association (FNMA) Adjustable Rate 5.3%**		
FNMA, 2.291%, 7/01/38	15,770,041	16,795,489
FNMA, 1.369% - 2.395%, 4/01/16 - 8/01/42	12,664,598	13,403,501
FNMA, 2.703%, 10/01/35	17,110,989	18,295,049
FNMA, 2.396% - 2.714%, 9/01/18 - 12/01/40	9,852,956	10,489,637
FNMA, 2.717% - 5.777%, 8/01/18 - 2/01/39	11,971,139	12,709,685
		71,693,361
Federal National Mortgage Association (FNMA) Fixed Rate 7.8%		
FNMA 30 Year, 4.00%, 6/01/41	9,819,984	10,480,072
FNMA 30 Year, 4.00%, 8/01/41	9,016,505	9,622,584
FNMA 30 Year, 4.50%, 12/01/40	12,892,195	13,912,424
FNMA 30 Year, 4.50%, 4/01/41	7,325,973	7,910,296
FNMA 30 Year, 5.00%, 7/01/40 - 9/01/40	9,565,962	10,457,983
FNMA 30 Year, 4.50% - 5.00%, 3/01/34 - 6/01/41	9,885,040	10,715,450
FNMA 30 Year, 5.00% - 6.00%, 1/01/24 - 7/01/41	12,260,968	13,512,794
FNMA 30 Year, 3.00% - 6.00%, 6/01/16 - 12/01/42	12,034,706	13,016,510
FNMA 30 Year, 6.00% - 8.50%, 7/01/16 - 8/01/38	11,977,175	13,190,206
FNMA 30 Year, 9.00%, 10/01/26	344,985	411,645
FNMA GL 30 Year, 8.00%, 8/01/19	30,720	31,374
FNMA PL 30 Year, 5.50%, 4/01/34	2,932,906	3,232,185
		106,493,523
Government National Mortgage Association (GNMA) Fixed Rate 54.0%		
GNMA I SF 30 Year, 4.50%, 3/15/39 - 3/15/40	12,058,369	13,266,218
GNMA I SF 30 Year, 4.50%, 3/15/40 - 5/15/40	11,471,205	12,612,607
GNMA I SF 30 Year, 4.50%, 7/15/40	8,305,628	9,115,686
GNMA I SF 30 Year, 3.00% - 4.50%, 1/15/39 - 7/15/42	9,638,247	10,522,905
GNMA I SF 30 Year, 5.00%, 10/15/33 - 7/15/39	11,856,473	12,973,296

Quarterly Statement of Investments | See Notes to Statements of Investments

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

E-P, Strip, 11/02/18	1,296,000	1,216,892
FNMA,		
1.75%, 5/07/13	7,900,000	7,913,209
senior note, 5.375%, 6/12/17	17,800,000	21,250,868
HUD, 96-A, 7.63%, 8/01/14	170,000	170,249
SBA,		
[a]FRN, 3.125%, 3/25/18	393,823	398,408
PC, 1995-20L, 1, 6.45%, 12/01/15	168,926	177,752
PC, 1996-20L, 1, 6.70%, 12/01/16	212,906	225,244
PC, 1997-20G, 1, 6.85%, 7/01/17	215,749	231,281
PC, 1998-20I, 1, 6.00%, 9/01/18	702,109	764,836
TVA,		
1.875%, 8/15/22	6,000,000	5,943,786
5.88%, 4/01/36	5,000,000	6,874,815
Strip, 11/01/18	2,644,000	2,461,453
Strip, 6/15/19	5,973,000	5,376,405
Strip, 6/15/20	6,138,000	5,357,271
U.S. Treasury Note,		
0.875%, 11/30/16	2,500,000	2,535,547
1.25%, 1/31/19	10,000,000	10,173,440
1.75%, 10/31/18	3,000,000	3,142,032
2.375%, 9/30/14	17,000,000	17,551,837
2.375%, 8/31/14 - 10/31/14	15,000,000	15,482,895
2.50%, 4/30/15	6,950,000	7,273,071
3.125%, 8/31/13	7,000,000	7,087,500
4.75%, 5/15/14	8,000,000	8,409,688
Total U.S. Government and Agency Securities (Cost $257,998,521)		267,886,496
Total Investments before Short Term Investments (Cost $1,307,127,491)		1,342,260,139
Short Term Investments (Cost $11,165,653) 0.8%		
Repurchase Agreements 0.8%		
[c]Joint Repurchase Agreement, 0.151%, 4/01/13 (Maturity Value $11,165,840) BNP Paribas Securities Corp. (Maturity Value $1,820,814) Credit Suisse Securities (USA) LLC (Maturity Value $2,275,933) Deutsche Bank Securities Inc. (Maturity Value $1,834,324) HSBC Securities (USA) Inc. (Maturity Value $3,186,396) Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,365,582) Morgan Stanley & Co. LLC (Maturity Value $682,791) Collateralized by U.S. Government Agency Securities, 0.125% - 5.50%, 4/10/13 - 3/28/18; U.S. Government Agency Securities, zero cpn., 2/28/14 - 6/01/17; U.S. Treasury Bonds, 2.75%, 8/15/42; and U.S. Treasury Notes, 0.25% - 3.25%, 3/15/14 - 8/31/17 (valued at $11,393,672)	11,165,653	11,165,653
Total Investments (Cost $1,318,293,144) 99.7%		1,353,425,792
Other Assets, less Liabilities 0.3%		3,446,195
Net Assets 100.0%		$ 1,356,871,987

Abbreviations

Selected Portfolio

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Zurich Insurance Group AG	Switzerland	17,558	4,885,286
			55,602,687
Marine 1.6%			
A.P. Moller - Maersk AS, B	Denmark	1,565	12,217,837
Media 3.6%			
Comcast Corp., Special A	United States	48,623	1,926,443
Daekyo Co. Ltd.	South Korea	4,819	29,373
News Corp., B	United States	170,160	5,234,122
Reed Elsevier PLC	United Kingdom	792,969	9,410,481
Time Warner Cable Inc.	United States	66,570	6,394,714
[a]Tribune Co., A	United States	43,818	2,491,053
[a]Tribune Co., B	United States	26,867	1,531,419
			27,017,605
Metals & Mining 0.9%			
[a]ThyssenKrupp AG	Germany	344,296	7,003,432
Multi-Utilities 0.8%			
GDF Suez	France	305,073	5,875,064
Multiline Retail 0.6%			
Kohl's Corp.	United States	99,870	4,607,003
Office Electronics 1.2%			
Xerox Corp.	United States	1,021,107	8,781,520
Oil, Gas & Consumable Fuels 7.1%			
Apache Corp.	United States	125,390	9,675,093
BG Group PLC	United Kingdom	52,575	902,429
BP PLC	United Kingdom	1,318,154	9,214,029
CONSOL Energy Inc.	United States	205,976	6,931,092
Marathon Oil Corp.	United States	178,885	6,032,002
Murphy Oil Corp.	United States	93,480	5,957,480
Royal Dutch Shell PLC, A	United Kingdom	440,304	14,220,657
[a]WPX Energy Inc.	United States	59,656	955,689
			53,888,471
Paper & Forest Products 0.2%			
[a,b]NewPage Holdings Inc.	United States	19,416	1,914,418
Personal Products 0.8%			
Avon Products Inc.	United States	287,177	5,953,179
Pharmaceuticals 5.6%			
Eli Lilly & Co.	United States	59,600	3,384,684
Merck & Co. Inc.	United States	376,658	16,659,583
Novartis AG, ADR	Switzerland	126,364	9,002,171
Pfizer Inc.	United States	247,237	7,135,260
Teva Pharmaceutical Industries Ltd., ADR	Israel	154,920	6,147,226
			42,328,924
Real Estate Management & Development 1.0%			
[b]Canary Wharf Group PLC	United Kingdom	487,324	2,006,985
Great Eagle Holdings Ltd.	Hong Kong	570,128	2,320,893
[a,b]Realogy Holdings Corp.	United States	49,274	2,286,215
Swire Pacific Ltd., B	Hong Kong	471,600	1,149,451
			7,763,544
Software 4.4%			
[a]Check Point Software Technologies Ltd.	Israel	130,472	6,130,879
Microsoft Corp.	United States	576,608	16,496,755
Nintendo Co. Ltd.	Japan	29,900	3,223,591
[a]Symantec Corp.	United States	312,280	7,707,071
			33,558,296
Specialty Retail 0.6%			
Kingfisher PLC	United Kingdom	973,910	4,255,987

tRounds to less than 0.1% of net assets.
'The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 5 regarding restricted securities.
c At March 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
d See Note 6 regarding holdings of 5% voting securities.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2013, the aggregate value of these securities was $21,948,064, representing 2.89% of net assets.
f A portion or all of the security is on loan at March 31, 2013.
9Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2013, the aggregate value of these securities was 2,022,177, representing 0.27% of net assets.
i The coupon rate shown represents the rate at period end.
j Security purchased on a delayed delivery basis.
k Defaulted security or security for which income has been deemed uncollectible.
IThe security is traded on a discount basis with no stated coupon rate.
mSecurity or a portion of the security has been pledged as collateral for open futures contracts. At March 31, 2013, the value of this security pledged as collateral was $817,786, representing 0.11 % of net assets.
"At March 31, 2013, all repurchase agreements had been entered into on March 28, 2013.
'The rate shown is the annualized seven-day yield at period end.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited) (continued)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Euro	FBCO	Sell	3,753,637	5,010,073	5/17/13	195,662	-
Euro	BOFA	Sell	3,753,638	5,011,557	5/17/13	197,145	-
British Pound	BOFA	Sell	1,065,476	1,600,211	5/21/13	-	(18,835)
British Pound	FBCO	Sell	536,398	801,629	5/21/13	-	(13,455)
British Pound	HSBC	Sell	545,709	817,471	5/21/13	-	(11,762)
British Pound	BZWS	Sell	222,911	333,858	5/21/13	-	(4,867)
British Pound	DBAB	Sell	153,359	230,137	5/21/13	-	(2,900)
British Pound	SCBT	Sell	177,083	266,913	5/21/13	-	(2,174)
British Pound	FBCO	Sell	5,477,013	8,702,974	5/21/13	380,370	-
British Pound	SCBT	Sell	6,547,329	10,456,084	5/21/13	507,080	-
Euro	BZWS	Sell	6,973,353	9,311,832	7/17/13	363,325	-
Euro	FBCO	Sell	616,333	836,961	7/17/13	46,056	-
Euro	BOFA	Sell	702,972	948,770	7/17/13	46,686	-
Euro	HSBC	Sell	145,871	196,576	7/17/13	9,388	-
Euro	SCBT	Sell	152,743	204,744	7/17/13	8,738	-
Euro	DBAB	Sell	6,938,191	9,074,789	7/17/13	171,403	-
Euro	HAND	Sell	219,726	300,880	7/17/13	18,918	-
Swiss Franc	DBAB	Buy	270,000	294,776	8/12/13	-	(9,850)
Swiss Franc	FBCO	Buy	447,600	476,726	8/12/13	-	(4,382)
Swiss Franc	FBCO	Sell	203,200	214,366	8/12/13	-	(67)
Swiss Franc	DBAB	Sell	3,424,007	3,744,130	8/12/13	130,836	-
Swiss Franc	FBCO	Sell	3,424,315	3,746,515	8/12/13	132,896	-
British Pound	BOFA	Sell	3,447,658	5,343,870	8/19/13	106,809	-
British Pound	SCBT	Sell	4,462,034	6,916,153	8/19/13	138,234	-
British Pound	FBCO	Sell	2,374,656	3,675,967	8/19/13	68,818	-
Euro	BOFA	Sell	6,310,368	8,256,968	8/30/13	156,049	-
Euro	BZWS	Sell	6,187,990	8,093,953	8/30/13	150,137	-
Euro	FBCO	Sell	789,389	1,029,654	8/30/13	16,278	-
Euro	DBAB	Sell	284,896	372,734	8/30/13	7,000	-
Euro	SCBT	Sell	437,359	570,430	8/30/13	8,971	-
Euro	HSBC	Sell	244,755	319,958	8/30/13	5,755	-
Euro	HAND	Sell	243,092	317,351	8/30/13	5,282	-
Canadian Dollar	DBAB	Sell	2,415,505	2,357,798	9/18/13	-	(10,548)
Canadian Dollar	SCBT	Sell	72,000	70,326	9/18/13	-	(268)
Unrealized appreciation (depreciation)						4,911,087	(278,293)
Net unrealized appreciation (depreciation)						$ 4,632,794	

Abbreviations

Counterparty

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
HAND - Svenska Handelsbanken
HSBC - HSBC Bank USA, N.A.
SCBT - Standard Chartered Bank

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited) (continued)

Currency

EUR - Euro
GBP - British Pound
USD - United States Dollar

Selected Portfolio

ADR - American Depositary Receipt
FRN - Floating Rate Note

Mutual International Securities Fund	Country	Shares	Value
Common Stocks 88.8%			
Aerospace & Defense 1.5%			
Safran SA	France	765	$ 34,128
Airlines 1.3%			
[a]International Consolidated Airlines Group SA	United Kingdom	7,620	29,321
Auto Components 3.7%			
Chaowei Power Holdings Ltd.	China	33,000	16,069
Continental AG	Germany	166	19,851
Pirelli & C. SpA	Italy	1,909	20,034
Tianneng Power International Ltd.	China	24,000	16,077
Valeo SA	France	258	13,965
			85,996
Beverages 1.4%			
Asahi Group Holdings Ltd.	Japan	993	23,721
Pernod Ricard SA	France	72	8,974
			32,695
Capital Markets 2.1%			
F&C Asset Management PLC	United Kingdom	8,520	13,553
Sun Hung Kai & Co. Ltd.	Hong Kong	29,048	19,608
UBS AG	Switzerland	1,008	15,446
			48,607
Chemicals 2.3%			
Huabao International Holdings Ltd.	Hong Kong	33,000	14,284
Koninklijke DSM NV	Netherlands	137	7,977
Lanxess AG	Germany	254	18,016
Linde AG	Germany	71	13,204
			53,481
Commercial Banks 7.0%			
Aozora Bank Ltd.	Japan	12,951	36,455
Barclays PLC	United Kingdom	4,410	19,518
Hana Financial Group Inc.	South Korea	740	26,053
HSBC Holdings PLC	United Kingdom	2,260	24,134
KB Financial Group Inc.	South Korea	774	25,720
Korea Exchange Bank	South Korea	2,470	16,371
Woori Finance Holdings Co. Ltd.	South Korea	1,050	11,788
			160,039
Commercial Services & Supplies 1.2%			
Transfield Services Ltd.	Australia	13,927	26,397
Construction & Engineering 1.8%			
Boart Longyear Ltd.	Australia	18,246	24,322
Vinci SA	France	373	16,808
			41,130
Construction Materials 0.9%			
SA des Ciments Vicat	France	337	21,014
Consumer Finance 1.0%			
Samsung Card Co. Ltd.	South Korea	700	23,953
Containers & Packaging 0.9%			
Rexam PLC	United Kingdom	2,632	21,093
Diversified Consumer Services 1.1%			
Benesse Holdings Inc.	Japan	600	25,493
Diversified Financial Services 2.4%			
First Pacific Co. Ltd.	Hong Kong	21,752	29,479

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

[a]ING Groep NV	Netherlands	3,499	24,840
			54,319
Diversified Telecommunication Services 1.1%			
Vivendi SA	France	1,189	24,567
Electric Utilities 0.0%			
[a,b]AET&D Holdings No. 1 Pty. Ltd.	Australia	6,987	—
Electrical Equipment 0.7%			
Alstom SA	France	398	16,202
Electronic Equipment, Instruments & Components 0.9%			
Hoya Corp.	Japan	1,100	20,634
Energy Equipment & Services 0.9%			
Fugro NV, IDR	Netherlands	383	21,204
Food & Staples Retailing 4.6%			
China Resources Enterprise Ltd.	China	8,000	23,704
FamilyMart Co. Ltd.	Japan	525	23,951
Koninklijke Ahold NV	Netherlands	1,634	25,046
Lawson Inc.	Japan	100	7,669
Metro AG	Germany	933	26,533
			106,903
Food Products 1.8%			
[a]Goodman Fielder Ltd.	Australia	24,930	18,433
GrainCorp Ltd.	Australia	1,862	22,649
			41,082
Health Care Providers & Services 1.3%			
Celesio AG	Germany	1,550	29,114
Hotels, Restaurants & Leisure 5.0%			
Accor SA	France	633	21,994
Echo Entertainment Group Ltd.	Australia	4,061	14,717
Genting Malaysia Bhd.	Malaysia	19,300	22,860
Mandarin Oriental International Ltd.	Hong Kong	19,000	30,780
REXLot Holdings Ltd.	Hong Kong	285,168	24,981
			115,332
Household Durables 0.3%			
The Berkeley Group Holdings PLC	United Kingdom	229	7,108
Industrial Conglomerates 2.5%			
Jardine Matheson Holdings Ltd.	Hong Kong	473	30,792
Jardine Strategic Holdings Ltd.	Hong Kong	364	14,407
Shanghai Industrial Holdings Ltd.	China	3,650	11,426
			56,625
Insurance 13.0%			
ACE Ltd.	United States	295	26,246
Ageas	Belgium	822	27,808
Catlin Group Ltd.	United Kingdom	3,011	23,856
China Pacific Insurance (Group) Co. Ltd., H	China	6,000	19,749
Delta Lloyd NV	Netherlands	1,254	21,512
Direct Line Insurance Group PLC	United Kingdom	6,453	19,995
Great Eastern Holdings Ltd.	Singapore	2,000	29,007
[a]Korean Reinsurance Co.	South Korea	2,560	26,326
Lancashire Holdings Ltd.	United Kingdom	1,015	12,485
Resolution Ltd.	United Kingdom	4,961	20,545
RSA Insurance Group PLC	United Kingdom	16,810	29,729
[a]Storebrand ASA	Norway	2,220	8,621
Zurich Insurance Group AG	Switzerland	115	31,997
			297,876
Internet & Catalog Retail 1.3%			
GS Home Shopping Inc.	South Korea	176	30,887

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Machinery 2.3%			
Bradken Ltd.	Australia	3,981	26,989
[a]KUKA AG	Germany	572	24,957
			51,946
Marine 1.4%			
A.P. Moller - Maersk AS, B	Denmark	4	31,228
Media 4.5%			
Eutelsat Communications	France	103	3,632
Reed Elsevier PLC	United Kingdom	1,960	23,260
Seven West Media Ltd.	Australia	16,872	35,317
Sinomedia Holding Ltd.	China	73,017	41,764
			103,973
Metals & Mining 1.0%			
[a]ThyssenKrupp AG	Germany	1,146	23,311
Multi-Utilities 0.8%			
GDF Suez	France	918	17,679
Multiline Retail 3.5%			
Hyundai Department Store Co. Ltd.	South Korea	147	21,520
Marks & Spencer Group PLC	United Kingdom	2,614	15,494
New World Department Store China	China	39,000	22,608
Springland International Holdings Ltd.	China	43,444	21,939
			81,561
Oil, Gas & Consumable Fuels 3.9%			
BG Group PLC	United Kingdom	369	6,334
BP PLC	United Kingdom	3,477	24,305
[a]Cairn Energy PLC	United Kingdom	5,160	21,443
[a]Repsol SA	Spain	784	15,932
Royal Dutch Shell PLC, A	United Kingdom	656	21,187
			89,201
Pharmaceuticals 2.8%			
Novartis AG	Switzerland	465	33,030
Sanofi	France	64	6,505
Teva Pharmaceutical Industries Ltd., ADR	Israel	650	25,792
			65,327
Specialty Retail 3.0%			
[a]Baoxin Auto Group Ltd.	China	15,500	12,020
[a]China ZhengTong Auto Services Holdings Ltd.	China	27,000	17,635
[a]Dufry AG	Switzerland	141	17,492
Kingfisher PLC	United Kingdom	5,040	22,025
			69,172
Textiles, Apparel & Luxury Goods 0.0%[†]			
Compagnie Financiere Richemont SA	Switzerland	7	549
Tobacco 1.3%			
British American Tobacco PLC	United Kingdom	209	11,207
Imperial Tobacco Group PLC	United Kingdom	540	18,866
			30,073
Trading Companies & Distributors 0.2%			
Rexel SA	France	240	5,239
Wireless Telecommunication Services 2.1%			
Total Access Communication PCL, fgn.	Thailand	8,400	27,141
Vodafone Group PLC	United Kingdom	7,516	21,320
			48,461
Total Common Stocks (Cost $1,808,011)			2,042,920
Preferred Stocks (Cost $21,788) 1.0%			
Automobiles 1.0%			
Hyundai Motor Co., 2nd pfd.	South Korea	308	23,513

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

At March 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	HSBC	Buy	747,543	$ 9,434	4/22/13	$ -	$ (1,492)
Japanese Yen	DBAB	Buy	690,840	7,653	4/22/13	-	(314)
Japanese Yen	BOFA	Buy	628,190	6,557	4/22/13	117	-
Japanese Yen	FBCO	Buy	1,244,259	13,046	4/22/13	172	-
Japanese Yen	DBAB	Buy	145,741	1,549	4/22/13	12	-
Japanese Yen	HSBC	Sell	12,214,242	152,771	4/22/13	23,012	-
Japanese Yen	SSBT	Sell	1,559,300	19,674	4/22/13	3,108	-
Japanese Yen	BOFA	Sell	1,949,678	23,701	4/22/13	2,988	-
Japanese Yen	FBCO	Sell	718,100	8,725	4/22/13	1,096	-
Euro	SSBT	Buy	23,082	31,079	5/17/13	-	(1,474)
Euro	FBCO	Buy	15,100	19,728	5/17/13	-	(361)
Euro	DBAB	Buy	4,000	5,436	5/17/13	-	(305)
Euro	BOFA	Buy	1,608	2,053	5/17/13	9	-
Euro	DBAB	Buy	545	696	5/17/13	3	-
Euro	FBCO	Buy	553	706	5/17/13	3	-
Euro	HSBC	Buy	544	695	5/17/13	3	-
Euro	FBCO	Sell	111,872	149,318	5/17/13	5,831	-
Euro	BOFA	Sell	111,873	149,364	5/17/13	5,876	-
Norwegian Krone	FBCO	Buy	4,050	703	5/21/13	-	(10)
Norwegian Krone	FBCO	Buy	4,130	705	5/21/13	1	-
Norwegian Krone	DBAB	Buy	1,444	247	5/21/13	1	-
Norwegian Krone	DBAB	Sell	46,811	8,348	5/21/13	346	-
Norwegian Krone	SSBT	Sell	9,140	1,645	5/21/13	83	-
Norwegian Krone	HAND	Sell	4,000	698	5/21/13	14	-
Euro	BZWS	Sell	207,831	277,527	7/17/13	10,829	-
Euro	FBCO	Sell	3,258	4,424	7/17/13	243	-
Euro	SSBT	Sell	12,000	15,985	7/17/13	586	-
Euro	BOFA	Sell	1,975	2,658	7/17/13	123	-
South Korean Won	DBAB	Sell	160,943,760	146,215	8/12/13	2,615	-
Swiss Franc	DBAB	Sell	5,470	5,775	8/12/13	-	(15)
Swiss Franc	FBCO	Buy	417	448	8/12/13	-	(8)
Swiss Franc	FBCO	Sell	1,510	1,593	8/12/13	-	(1)
Swiss Franc	DBAB	Sell	22,496	24,599	8/12/13	860	-
Swiss Franc	FBCO	Sell	33,834	36,673	8/12/13	968	-
British Pound	DBAB	Sell	5,700	8,595	8/19/13	-	(63)
British Pound	BOFA	Sell	2,050	3,095	8/19/13	-	(19)
British Pound	FBCO	Sell	1,186	1,784	8/19/13	-	(18)
British Pound	SSBT	Buy	3,600	5,441	8/19/13	27	-
British Pound	FBCO	Sell	150,514	232,995	8/19/13	4,362	-
British Pound	BOFA	Sell	75,903	117,650	8/19/13	2,351	-
British Pound	HSBC	Sell	1,899	2,892	8/19/13	7	-
Australian Dollar	DBAB	Sell	137,113	138,652	8/26/13	-	(2,508)
Australian Dollar	DBAB	Buy	12,235	12,623	8/26/13	-	(22)
Unrealized appreciation (depreciation)						65,646	(6,610)
Net unrealized appreciation (depreciation)						$ 59,036

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2013 (unaudited) *(continued)*

[a,d,e] Marconi Corp., Contingent Distribution	United Kingdom	9,945,700	86,860
			86,860
Electric Utilities 1.1%			
Entergy Corp.	United States	291,000	18,402,840
Exelon Corp.	United States	1,008,329	34,767,184
			53,170,024
Electronic Equipment, Instruments & Components 0.9%			
TE Connectivity Ltd.	United States	1,068,742	44,812,352
Energy Equipment & Services 2.6%			
Baker Hughes Inc.	United States	1,146,768	53,221,503
Ensco PLC, A	United States	364,874	21,892,440
[a] Transocean Ltd.	United States	1,068,057	55,496,242
			130,610,185
Food & Staples Retailing 5.4%			
CVS Caremark Corp.	United States	2,060,303	113,296,062
The Kroger Co.	United States	2,331,072	77,251,726
Wal-Mart Stores Inc.	United States	340,432	25,474,526
Walgreen Co.	United States	1,144,345	54,562,370
			270,584,684
Food Products 0.5%			
Mondelez International Inc., A	United States	749,543	22,943,511
Health Care Equipment & Supplies 1.9%			
[a] Boston Scientific Corp.	United States	88,433	690,662
Medtronic Inc.	United States	1,625,122	76,315,729
Stryker Corp.	United States	298,778	19,492,277
			96,498,668
Health Care Providers & Services 2.3%			
Cigna Corp.	United States	1,210,344	75,489,155
UnitedHealth Group Inc.	United States	57,328	3,279,735
WellPoint Inc.	United States	533,668	35,344,832
			114,113,722
Independent Power Producers & Energy Traders 0.8%			
NRG Energy Inc.	United States	1,578,940	41,826,121
Insurance 7.5%			
ACE Ltd.	United States	826,915	73,570,628
[a] Alleghany Corp.	United States	137,948	54,616,372
[a] American International Group Inc.	United States	2,406,026	93,401,929
CNO Financial Group Inc.	United States	784,849	8,986,521
MetLife Inc.	United States	1,253,183	47,646,018
[a,b] Olympus Re Holdings Ltd.	United States	16,280	—
White Mountains Insurance Group Ltd.	United States	114,635	65,011,801
Zurich Insurance Group AG	Switzerland	120,520	33,533,130
			376,766,399
Internet Software & Services 0.8%			
[a] Google Inc., A	United States	49,150	39,026,575
Machinery 1.4%			
[a] Federal Signal Corp.	United States	757,221	6,163,779
[a] Oshkosh Corp.	United States	800,200	34,000,498
Stanley Black & Decker Inc.	United States	353,094	28,590,021
			68,754,298
Marine 1.1%			
A.P. Moller-Maersk AS, B	Denmark	6,986	54,539,176
Media 6.4%			
British Sky Broadcasting Group PLC	United Kingdom	3,655,724	49,051,776
Comcast Corp., Special A	United States	278,448	11,032,110
News Corp., B	United States	2,989,599	91,960,065
Reed Elsevier PLC	United Kingdom	5,958,430	70,711,076

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Time Warner Cable Inc.	United States	721,074	69,266,369
[a] Tribune Co., A	United States	303,318	17,243,628
[a] Tribune Co., B	United States	185,976	10,600,632
			319,865,656
Metals & Mining 0.5%			
[a] ThyssenKrupp AG	Germany	1,353,984	27,541,810
Multi-Utilities 0.4%			
GDF Suez	France	1,153,081	22,205,912
Multiline Retail 0.7%			
Kohl's Corp.	United States	734,130	33,865,417
Office Electronics 1.1%			
Xerox Corp.	United States	6,583,414	56,617,360
Oil, Gas & Consumable Fuels 8.5%			
Apache Corp.	United States	829,020	63,967,183
BG Group PLC	United Kingdom	773,152	13,270,846
BP PLC	United Kingdom	5,472,712	38,254,806
CONSOL Energy Inc.	United States	1,558,530	52,444,535
Marathon Oil Corp.	United States	2,655,518	89,544,067
Murphy Oil Corp.	United States	582,680	37,134,196
[a] Plains Exploration & Production Co.	United States	1,013,070	48,090,433
Royal Dutch Shell PLC, A	United Kingdom	2,434,218	78,618,816
[a] WPX Energy Inc.	United States	378,074	6,056,745
			427,381,627
Paper & Forest Products 1.8%			
Domtar Corp.	United States	194,469	15,094,684
International Paper Co.	United States	1,560,246	72,676,258
			87,770,942
Personal Products 0.8%			
Avon Products Inc.	United States	1,851,105	38,373,407
Pharmaceuticals 5.7%			
Eli Lilly & Co.	United States	402,228	22,842,528
[a] Hospira Inc.	United States	587,508	19,287,888
Merck & Co. Inc.	United States	3,205,868	141,795,542
Pfizer Inc.	United States	2,251,654	64,982,734
Teva Pharmaceutical Industries Ltd., ADR	Israel	941,980	37,377,766
			286,286,458
Real Estate Investment Trusts (REITs) 0.3%			
Alexander's Inc.	United States	40,126	13,229,141
Real Estate Management & Development 0.6%			
[a] Canary Wharf Group PLC	United Kingdom	1,535,898	6,325,411
[a] Forestar Group Inc.	United States	261,053	5,706,618
[a,b] Realogy Holdings Corp.	United States	349,814	16,230,670
			28,262,699
Software 3.4%			
Microsoft Corp.	United States	3,808,997	108,975,404
Nintendo Co. Ltd.	Japan	100,823	10,869,972
[a] Symantec Corp.	United States	2,138,590	52,780,401
			172,625,777
Textiles, Apparel & Luxury Goods 0.0%[†]			
Compagnie Financiere Richemont SA	Switzerland	19,392	1,521,462
Tobacco 6.1%			
Altria Group Inc.	United States	1,455,038	50,038,757
British American Tobacco PLC	United Kingdom	1,919,527	102,928,499
Imperial Tobacco Group PLC	United Kingdom	2,089,977	73,017,948
Lorillard Inc.	United States	1,188,093	47,939,552

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Philip Morris International Inc.	United States	344,790		31,965,481
				305,890,237
Wireless Telecommunication Services 1.8%				
Vodafone Group PLC	United Kingdom	31,622,627		89,703,911
Total Common Stocks and Other Equity Interests (Cost $3,279,206,942)				4,133,647,636
Convertible Preferred Stocks (Cost $241,000) 0.0%†				
Commercial Banks 0.0%†				
[b] First Southern Bancorp Inc., cvt. pfd., C	United States	241		454,510
		Principal Amount		
Corporate Bonds, Notes and Senior Floating Rate Interests 4.2%				
[g,h] Cengage Learning Acquisitions Inc., FRN, 2.71%, 7/03/14	United States	6,309,000		4,885,532
Clear Channel Communications Inc.,				
[f] senior secured note, first lien, 144A, 9.00%, 12/15/19	United States	26,449,000		25,556,346
[g] Tranche B Term Loan, 3.854%, 1/29/16	United States	41,298,340		36,703,900
[g] Tranche C Term Loan, 3.854%, 1/29/16	United States	5,228,509		4,601,088
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.,				
second lien, 11.00%, 10/01/21	United States	5,374,000		5,985,292
[f] secured note, 144A, 11.75%, 3/01/22	United States	5,212,000		6,019,860
[g] Hilton Worldwide Inc., FRN,				
Mezzanine D Loan, 3.954%, 11/12/15	United States	1,705,478		1,679,896
Mezzanine E Loan, 4.204%, 11/12/15	United States	2,186,485		2,140,022
Mezzanine F Loan, 4.454%, 11/12/15	United States	5,466,711		5,357,376
Mezzanine G Loan, 4.704%, 11/12/15	United States	9,839,680		9,667,486
[g] Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.702%, 10/10/17	United States	90,618,405		64,565,161
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.,				
senior note, A, 10.25%, 11/01/15	United States	44,249,000		4,646,145
[f] senior secured note, 144A, 11.50%, 10/01/20	United States	39,308,000		29,579,270
[f] Wind Acquisition Finance SA,				
senior secured note, 144A, 11.75%, 7/15/17	Italy	1,256,000		1,340,780
senior secured note, 144A, 7.375%, 2/15/18	Italy	1,441,000	EUR	1,904,160
third lien, 144A, 11.75%, 7/15/17	Italy	2,930,000	EUR	3,972,710
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $224,080,521)				208,605,024
Corporate Notes in Reorganization 0.8%				
[f,i] American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	35,792,000		41,250,280
[b,i] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	1,948		—
Total Corporate Notes in Reorganization (Cost $36,854,169)				41,250,280
		Shares		
Companies in Liquidation 0.0%†				
[a] Adelphia Recovery Trust	United States	29,283,354		35,140
[a,d] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	1,955,453		195
[a,b] AET&D Holdings No. 1 Pty. Ltd.	Australia	4,709,226		—
[a,b,c] CB FIM Coinvestors LLC	United States	6,400,507		—
[a,d,e] Century Communications Corp., Contingent Distribution	United States	5,487,000		—
[a,b] FIM Coinvestor Holdings I, LLC	United States	8,006,950		—
[a,d,e] Tribune Litigation Trust, Contingent Distribution	United States	393,761		—
[a,d,e] Tropicana Litigation Trust, Contingent Distribution	United States	18,305,000		—
		Principal Amount		
[a,i] Peregrine Investments Holdings Ltd., 1/15/98	Hong Kong	5,000,000	JPY	—
[a,i] PIV Investment Finance (Cayman) Ltd., 12/01/00	Hong Kong	12,200,000		—
Total Companies in Liquidation (Cost $2,565,193)				35,335
Asset-Backed Securities 0.1%				
Airlines 0.1%				
American Airlines Inc., first lien, 13.00%, 8/01/16	United States	420,033		439,984
American Airlines Pass Through Trust,				
2009-1A, 10.375%, 7/02/19	United States	713,609		744,383
2011-2A, 8.625%, 4/15/23	United States	3,113,716		3,257,725
Total Asset-Backed Securities (Cost $4,455,707)				4,442,092

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

At March 31, 2013, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Currency Contracts						
EUR/USD	Short	474	$ 75,976,275	6/17/13	$ 1,292,448	$ -
GBP/USD	Short	807	76,488,469	6/17/13	-	(1,284,658)
Unrealized appreciation (depreciation)					1,292,448	(1,284,658)
Net unrealized appreciation (depreciation)					$ 7,790	

At March 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Buy	719,372	$ 927,647	4/16/13	$ -	$ (5,190)
Euro	HSBC	Buy	246,244	314,362	4/16/13	1,398	-
Euro	BOFA	Buy	480,057	612,854	4/16/13	2,727	-
Euro	DBAB	Buy	2,967,671	3,792,107	4/16/13	13,365	-
Euro	SCBT	Buy	165,319	211,175	4/16/13	815	-
Euro	FBCO	Buy	858,306	1,099,279	4/16/13	3,273	-
Euro	HAND	Sell	174,254	226,204	4/16/13	2,756	-
Euro	DBAB	Sell	1,965,783	2,550,795	4/16/13	30,054	-
Euro	FBCO	Sell	2,839,347	3,681,052	4/16/13	40,132	-
Euro	BOFA	Sell	2,165,476	2,812,718	4/16/13	35,908	-
Euro	SCBT	Sell	868,302	1,137,518	4/16/13	24,086	-
Euro	BZWS	Sell	304,853	403,912	4/16/13	12,996	-
British Pound	BOFA	Sell	2,041,022	3,066,429	4/19/13	-	(35,550)
British Pound	HSBC	Sell	738,544	1,117,166	4/19/13	-	(5,285)
British Pound	SCBT	Sell	509,499	771,667	4/19/13	-	(2,678)
British Pound	FBCO	Sell	369,272	559,987	4/19/13	-	(1,239)
British Pound	BZWS	Sell	29,697,384	47,183,891	4/19/13	2,049,318	-
British Pound	BOFA	Sell	25,055,071	39,960,174	4/19/13	1,881,065	-
British Pound	DBAB	Sell	5,776,810	9,251,836	4/19/13	472,145	-
British Pound	FBCO	Sell	2,369,660	3,772,700	4/19/13	171,252	-
British Pound	SCBT	Sell	1,506,159	2,424,216	4/19/13	135,131	-
British Pound	HSBC	Sell	714,286	1,149,529	4/19/13	63,945	-
Japanese Yen	BOFA	Buy	72,088,420	876,407	4/22/13	-	(110,566)
Japanese Yen	DBAB	Buy	58,334,500	698,514	4/22/13	-	(78,790)
Japanese Yen	HSBC	Buy	74,104,905	835,502	4/22/13	-	(48,238)
Japanese Yen	FBCO	Buy	41,841,566	469,185	4/22/13	-	(24,676)
Japanese Yen	FBCO	Sell	64,018,120	666,204	4/22/13	-	(13,901)
Japanese Yen	BOFA	Sell	36,804,876	384,288	4/22/13	-	(6,714)
Japanese Yen	DBAB	Buy	10,082,300	107,156	4/22/13	861	-
Japanese Yen	HSBC	Sell	593,343,350	7,449,789	4/22/13	1,146,324	-
Japanese Yen	DBAB	Sell	51,022,721	580,446	4/22/13	38,399	-
Japanese Yen	FBCO	Sell	22,939,349	255,495	4/22/13	11,795	-
Euro	DBAB	Buy	293,000	398,158	5/17/13	-	(22,356)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited) (continued)

Euro	FBCO	Sell	10,855,869	14,489,600	5/17/13	565,872	-
Euro	BOFA	Sell	10,855,869	14,493,888	5/17/13	570,160	-
British Pound	BOFA	Sell	5,730,669	8,612,331	5/21/13	-	(95,717)
British Pound	FBCO	Sell	3,000,287	4,488,211	5/21/13	-	(70,881)
British Pound	HSBC	Sell	2,779,139	4,163,800	5/21/13	-	(59,245)
British Pound	BZWS	Sell	1,244,055	1,865,109	5/21/13	-	(25,297)
British Pound	SCBT	Sell	1,292,197	1,946,074	5/21/13	-	(17,487)
British Pound	DBAB	Sell	859,744	1,291,576	5/21/13	-	(14,849)
British Pound	FBCO	Sell	27,190,870	43,206,293	5/21/13	1,888,362	-
British Pound	SCBT	Sell	30,372,969	48,505,631	5/21/13	2,352,337	-
British Pound	HSBC	Sell	999,608	1,522,973	5/21/13	4,017	-
Euro	BZWS	Sell	20,167,585	26,930,683	7/17/13	1,050,770	-
Euro	FBCO	Sell	524,550	708,540	7/17/13	35,415	-
Euro	BOFA	Sell	273,508	368,450	7/17/13	17,472	-
Euro	HSBC	Sell	136,753	184,288	7/17/13	8,801	-
Euro	DBAB	Sell	16,809,633	21,965,089	7/17/13	394,244	-
Swiss Franc	FBCO	Buy	62,800	66,518	8/12/13	-	(246)
Swiss Franc	FBCO	Sell	48,400	51,060	8/12/13	-	(16)
Swiss Franc	DBAB	Sell	327,458	358,073	8/12/13	12,513	-
Swiss Franc	FBCO	Sell	327,488	358,302	8/12/13	12,710	-
British Pound	BOFA	Sell	1,935,210	2,935,377	8/19/13	-	(9,399)
British Pound	BOFA	Sell	19,462,229	30,166,455	8/19/13	602,942	-
British Pound	SCBT	Sell	25,188,439	39,042,080	8/19/13	780,340	-
British Pound	FBCO	Sell	13,405,072	20,751,052	8/19/13	388,480	-
British Pound	DBAB	Sell	539,543	831,463	8/19/13	11,886	-
Euro	BOFA	Sell	15,435,178	20,196,853	8/30/13	381,984	-
Euro	BZWS	Sell	15,435,178	20,189,367	8/30/13	374,498	-
Euro	HAND	Sell	186,916	244,570	8/30/13	4,617	-
Euro	DBAB	Sell	184,396	241,919	8/30/13	5,202	-
Unrealized appreciation (depreciation)						15,600,367	(648,320)
Net unrealized appreciation (depreciation)						$ 14,952,047

Templeton Developing Markets Securities Fund	Industry	Shares	Value
Closed End Funds 0.6%			
Romania 0.6%			
SIF Banat-Crisana	Diversified Financial Services	1,458,300	$ 543,787
SIF Moldova	Diversified Financial Services	1,669,845	718,614
SIF Muntenia	Diversified Financial Services	1,290,232	330,229
SIF Oltenia	Diversified Financial Services	1,975,791	825,623
SIF Transilvania	Diversified Financial Services	4,970,540	1,013,998
Total Closed End Funds (Cost $3,144,349)			3,432,251
Common Stocks 90.7%			
Australia 1.1%			
BHP Billiton Ltd.	Metals & Mining	180,668	6,160,166
Austria 0.7%			
Raiffeisen Bank International AG	Commercial Banks	123,522	4,198,297
Brazil 16.6%			
Companhia de Bebidas das Americas (AmBev)	Beverages	1,362,350	55,819,839
Itau Unibanco Holding SA, ADR	Commercial Banks	462,409	8,230,880
Souza Cruz SA	Tobacco	1,949,428	28,544,422
			92,595,141
Chile 2.1%			
Antofagasta PLC	Metals & Mining	794,779	11,886,850
China 12.9%			
[a]Aluminum Corp. of China Ltd., H	Metals & Mining	2,632,000	1,020,477
Anhui Conch Cement Co. Ltd., H	Construction Materials	3,145,544	10,453,610
China Mobile Ltd.	Wireless Telecommunication Services	532,000	5,629,503
China Overseas Land & Investment Ltd.	Real Estate Management & Development	3,942,900	10,894,164
China Vanke Co. Ltd., B	Real Estate Management & Development	720,371	1,391,869
CNOOC Ltd.	Oil, Gas & Consumable Fuels	7,181,000	13,782,310
Great Wall Motor Co. Ltd., H	Automobiles	2,362,477	8,018,609
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	10,186,400	13,383,563
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	5,488,000	7,394,292
			71,968,397
Colombia 1.0%			
Bancolombia SA, ADR	Commercial Banks	53,200	3,364,900
Ecopetrol SA, ADR	Oil, Gas & Consumable Fuels	41,261	2,249,550
			5,614,450
Hong Kong 7.3%			
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,014,733	12,278,269
Giordano International Ltd.	Specialty Retail	2,951,400	2,934,920
I.T Ltd.	Specialty Retail	5,818,000	2,368,163
Luk Fook Holdings (International) Ltd.	Specialty Retail	2,126,313	6,819,890
[b]Luk Fook Holdings (International) Ltd., 144A	Specialty Retail	130,000	416,959
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	6,357,530	15,886,967
			40,705,168
Hungary 0.1%			
OTP Bank PLC	Commercial Banks	26,840	484,505
India 5.9%			
Grasim Industries Ltd.	Construction Materials	28,924	1,498,176
Tata Consultancy Services Ltd.	IT Services	908,050	26,292,217
Tata Motors Ltd.	Automobiles	1,014,600	5,033,283
			32,823,676
Indonesia 8.3%			
PT Astra International Tbk	Automobiles	37,465,000	30,457,783

Quarterly Statement of Investments | See Notes to Statements of Investments.

a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2013, the aggregate value of these securities was $1,366,619, representing 0.24% of net assets.
c At March 31, 2013, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

tRounds to less than 0.1% of net assets.

'Non-income producing. b A portion or all of the security is on loan at March 31, 2013.

'The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. dThe rate shown is the annualized seven-day yield at period end.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31,2013 (unaudited)

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

FR36, 11.50%, 9/15/19	30,075,000,000	IDR	4,147,009
FR39, 11.75%, 8/15/23	5,491,000,000	IDR	831,360
FR40, 11.00%, 9/15/25	46,856,000,000	IDR	6,850,863
FR43, 10.25%, 7/15/22	68,340,000,000	IDR	9,370,931
FR44, 10.00%, 9/15/24	4,454,000,000	IDR	615,271
FR46, 9.50%, 7/15/23	226,780,000,000	IDR	30,235,784
FR48, 9.00%, 9/15/18	16,920,000,000	IDR	2,058,032
FR49, 9.00%, 9/15/13	35,030,000,000	IDR	3,685,170
			124,812,196
Ireland 8.2%			
Government of Ireland,			
5.50%, 10/18/17	27,708,700	EUR	39,441,758
5.90%, 10/18/19	20,597,000	EUR	29,915,745
4.50%, 4/18/20	19,512,000	EUR	26,209,505
5.00%, 10/18/20	58,588,000	EUR	80,823,724
senior bond, 4.50%, 10/18/18	8,090,000	EUR	11,098,878
senior bond, 4.40%, 6/18/19	20,943,000	EUR	28,192,100
senior bond, 5.40%, 3/13/25	40,422,910	EUR	56,186,276
			271,867,986
Israel 1.3%			
Government of Israel, 3.50%, 9/30/13	154,649,000	ILS	42,803,743
Lithuania 1.2%			
[c]Government of Lithuania, 144A,			
6.75%, 1/15/15	19,480,000		21,238,167
7.375%, 2/11/20	12,690,000		16,068,713
6.125%, 3/09/21	3,240,000		3,851,469
			41,158,349
Malaysia 3.2%			
Government of Malaysia,			
3.434%, 8/15/14	52,110,000	MYR	16,935,085
3.741%, 2/27/15	49,605,000	MYR	16,245,778
3.835%, 8/12/15	23,555,000	MYR	7,754,442
senior bond, 3.70%, 5/15/13	7,855,000	MYR	2,541,099
senior bond, 3.21%, 5/31/13	10,210,000	MYR	3,301,221
senior bond, 3.461%, 7/31/13	29,150,000	MYR	9,435,629
senior bond, 8.00%, 10/30/13	250,000	MYR	83,100
senior bond, 5.094%, 4/30/14	84,765,000	MYR	27,995,604
senior bond, 3.814%, 2/15/17	18,885,000	MYR	6,265,583
senior bond, 4.24%, 2/07/18	44,360,000	MYR	15,008,450
			105,565,991
Mexico 6.4%			
Government of Mexico,			
9.00%, 6/20/13	1,749,160[d]	MXN	14,365,584
8.00%, 12/19/13	10,300,200[d]	MXN	86,005,917
7.00%, 6/19/14	286,280[d]	MXN	2,405,947
9.50%, 12/18/14	1,774,400[d]	MXN	15,704,319
6.00%, 6/18/15	732,200[d]	MXN	6,167,658
[e]8.00%, 12/17/15	2,705,670[d]	MXN	24,021,446
6.25%, 6/16/16	346,790[d]	MXN	2,969,808
7.25%, 12/15/16	250,000[d]	MXN	2,219,598
7.75%, 12/14/17	4,473,000[d]	MXN	41,137,169
[b]Mexican Udibonos, Index Linked,			
4.50%, 12/18/14	217,041[f]	MXN	1,874,028
5.00%, 6/16/16	556,019[f]	MXN	5,089,510
3.50%, 12/14/17	557,452[f]	MXN	5,047,331
4.00%, 6/13/19	382,626[f]	MXN	3,666,565
2.50%, 12/10/20	301,333[f]	MXN	2,698,260
			213,373,140
Norway 0.3%			
Government of Norway, 6.50%, 5/15/13	49,400,000	NOK	8,492,182

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Total Investments (Cost $2,963,842,110) 93.9%	3,107,410,712
Other Assets, less Liabilities 6.1%	201,693,328
Net Assets 100.0%	$ 3,309,104,040

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
[a] Principal amount is stated in 1,000 Brazilian Real Units.
[b] Redemption price at maturity is adjusted for inflation.
[c] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2013, the aggregate value of these securities was $267,575,541, representing 8.09% of net assets.
[d] Principal amount is stated in 100 Mexican Peso Units.
[e] A portion or all of the security purchased on a delayed delivery basis.
[f] Principal amount is stated in Unidad de Inversion Units.
[g] The coupon rate shown represents the rate at period end.
[h] A supranational organization is an entity formed by two or more central governments through international treaties.
[i] The security is traded on a discount basis with no stated coupon rate.
[j] Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2013, all repurchase agreements had been entered into on March 28, 2013.

At March 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Chilean Peso	DBAB	Sell	1,330,940,000	2,819,788	4/03/13	$ -	$ (490)
Chilean Peso	DBAB	Buy	1,330,940,000	2,619,445	4/03/13	200,833	-
Euro	DBAB	Sell	6,200,000	8,281,092	4/04/13	331,398	-
Philippine Peso	DBAB	Buy	116,881,000	2,812,411	4/05/13	48,813	-
Euro	HSBC	Sell	8,692,000	11,450,841	4/10/13	305,447	-
Philippine Peso	DBAB	Buy	191,936,000	4,625,967	4/10/13	72,589	-
Philippine Peso	JPHQ	Buy	61,767,000	1,488,505	4/10/13	23,539	-
Euro	DBAB	Sell	7,243,000	9,500,353	4/11/13	212,892	-
Euro	UBSW	Sell	4,346,000	5,697,910	4/11/13	125,177	-
Philippine Peso	HSBC	Buy	95,809,000	2,306,372	4/11/13	39,014	-
Euro	JPHQ	Sell	3,907,000	5,129,696	4/12/13	119,845	-
Indian Rupee	DBAB	Buy	159,915,000	2,944,133	4/12/13	-	(7,758)
Indian Rupee	DBAB	Buy	79,423,000	1,422,268	4/12/13	36,105	-
Philippine Peso	JPHQ	Buy	108,152,000	2,598,621	4/12/13	48,919	-
Chilean Peso	MSCO	Buy	2,645,530,000	5,215,436	4/15/13	380,561	-
Indian Rupee	DBAB	Buy	383,041,000	6,993,617	4/15/13	35,303	-
Indian Rupee	JPHQ	Buy	127,745,000	2,302,936	4/15/13	41,224	-
Philippine Peso	HSBC	Buy	76,252,000	1,838,372	4/15/13	28,262	-
Euro	HSBC	Sell	6,919,000	9,154,010	4/16/13	281,713	-
Indian Rupee	JPHQ	Buy	230,330,000	4,224,533	4/16/13	1,188	-
Indian Rupee	JPHQ	Buy	226,092,000	4,132,629	4/18/13	13,566	-
Chilean Peso	MSCO	Buy	2,370,410,000	4,677,210	4/19/13	333,882	-
Malaysian Ringgit	JPHQ	Buy	4,069,213	1,307,000	4/19/13	4,190	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Singapore Dollar	JPHQ	Buy	5,740,000	4,595,382		4/19/13	32,390	-
Indian Rupee	JPHQ	Buy	112,941,000	2,069,407		4/22/13	-	(6)
Indian Rupee	DBAB	Buy	79,271,000	1,450,614		4/22/13	1,856	-
Indian Rupee	JPHQ	Buy	39,422,000	709,156		4/22/13	13,167	-
Japanese Yen	CITI	Sell	261,800,000	3,238,255		4/22/13	456,987	-
Japanese Yen	BZWS	Sell	261,900,000	3,240,535		4/22/13	458,204	-
Euro	DBAB	Sell	4,545,000	5,997,128		4/23/13	168,766	-
Malaysian Ringgit	JPHQ	Buy	11,659,000	3,741,416		4/23/13	14,282	-
Euro	BZWS	Sell	4,954,399	6,451,668		4/25/13	98,224	-
Indian Rupee	DBAB	Buy	160,601,000	2,864,754		4/26/13	75,399	-
Chilean Peso	JPHQ	Buy	1,501,938,000	2,965,912		4/29/13	204,579	-
Chilean Peso	CITI	Buy	2,420,966,000	4,793,992		4/29/13	316,507	-
Indian Rupee	DBAB	Buy	328,127,000	6,018,561		4/29/13	-	(15,286)
Indian Rupee	HSBC	Buy	213,392,000	3,911,753		4/29/13	-	(7,622)
Indian Rupee	JPHQ	Buy	136,582,000	2,450,561		4/29/13	48,287	-
Euro	BZWS	Sell	6,575,679	8,734,474		4/30/13	301,621	-
Indian Rupee	DBAB	Buy	440,314,000	8,083,383		4/30/13	-	(29,276)
Indian Rupee	HSBC	Buy	317,880,000	5,834,106		4/30/13	-	(19,529)
Indian Rupee	DBAB	Buy	71,377,981	1,277,184		4/30/13	28,443	-
Indian Rupee	JPHQ	Buy	113,782,000	2,037,388		4/30/13	43,882	-
Swedish Krona	BZWS	Buy	122,773,200	13,605,940	EUR	4/30/13	1,382,263	-
Indian Rupee	JPHQ	Buy	21,500,000	400,201		5/06/13	-	(7,424)
Euro	FBCO	Sell	1,731,000	2,285,526		5/07/13	65,518	-
Euro	MSCO	Sell	1,259,000	1,661,930		5/07/13	47,263	-
Euro	BZWS	Sell	1,259,000	1,664,209		5/07/13	49,542	-
Euro	DBAB	Sell	2,045,000	2,695,351		5/08/13	72,618	-
Euro	UBSW	Sell	629,000	820,987		5/10/13	14,275	-
Euro	DBAB	Sell	1,259,000	1,643,184		5/10/13	28,479	-
Japanese Yen	CITI	Sell	733,721,000	9,247,923		5/10/13	1,452,106	-
Chilean Peso	MSCO	Buy	1,150,200,000	2,250,220		5/13/13	172,978	-
Euro	CITI	Sell	5,658,426	7,373,382		5/13/13	116,114	-
Japanese Yen	DBAB	Sell	490,555,000	6,201,707		5/13/13	989,419	-
Japanese Yen	UBSW	Sell	366,681,000	4,636,983		5/13/13	740,892	-
Japanese Yen	CITI	Sell	366,680,000	4,613,923		5/14/13	717,813	-
Euro	BZWS	Sell	2,270,980	2,929,110		5/16/13	16,376	-
Euro	DBAB	Sell	1,812,000	2,323,618		5/20/13	-	(505)
Euro	BZWS	Sell	7,956,126	10,174,038		5/21/13	-	(30,797)
Euro	DBAB	Sell	2,642,000	3,368,814		5/21/13	-	(19,917)
Chilean Peso	MSCO	Buy	420,740,000	804,474		5/22/13	80,800	-
Euro	BZWS	Sell	3,419,406	4,377,866		5/22/13	-	(8,031)
Malaysian Ringgit	HSBC	Buy	298,500	93,568		5/22/13	2,392	-
Euro	JPHQ	Sell	4,730,771	6,068,562		5/23/13	599	-
Indian Rupee	DBAB	Buy	25,000,000	455,195		5/28/13	-	(576)
Indian Rupee	DBAB	Buy	124,700,000	2,252,651		5/28/13	14,989	-
Indian Rupee	HSBC	Buy	143,891,000	2,599,798		5/28/13	16,827	-
Malaysian Ringgit	HSBC	Buy	1,229,300	397,793		5/28/13	-	(2,766)
Euro	BZWS	Sell	2,836,669	3,594,485		5/29/13	-	(44,162)
Euro	DBAB	Sell	463,000	586,042		5/29/13	-	(7,856)
Indian Rupee	HSBC	Buy	251,448,000	4,599,084		6/04/13	-	(33,003)
Indian Rupee	DBAB	Buy	217,594,000	3,979,153		6/04/13	-	(27,831)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Euro	BZWS	Sell	4,907,308	6,102,238		6/05/13	-	(192,805)
Euro	DBAB	Sell	785,200	976,734		6/05/13	-	(30,512)
Euro	BZWS	Sell	2,203,083	2,756,718		6/06/13	-	(69,396)
Indian Rupee	DBAB	Buy	88,183,000	1,572,961		6/06/13	27,723	-
Euro	DBAB	Sell	2,033,100	2,544,628		6/07/13	-	(63,452)
Indian Rupee	DBAB	Buy	160,277,000	2,881,281		6/07/13	27,457	-
Euro	DBAB	Sell	8,105,300	10,281,573		6/11/13	-	(116,313)
Indian Rupee	HSBC	Buy	42,784,000	768,262		6/11/13	7,565	-
Indian Rupee	DBAB	Buy	43,392,000	778,719		6/11/13	8,134	-
Polish Zloty	CITI	Buy	5,990,000	1,327,218	EUR	6/11/13	127,294	-
Polish Zloty	DBAB	Buy	30,704,000	6,820,838	EUR	6/11/13	629,808	-
Swedish Krona	DBAB	Buy	41,300,000	4,543,554	EUR	6/11/13	500,319	-
Swedish Krona	MSCO	Buy	55,369,800	6,068,987	EUR	6/11/13	699,543	-
Euro	DBAB	Sell	8,383,000	10,574,484		6/13/13	-	(179,820)
Indian Rupee	HSBC	Buy	108,000,000	1,954,634		6/13/13	3,007	-
Swedish Krona	MSCO	Buy	27,990,100	3,073,741	EUR	6/13/13	345,951	-
Swedish Krona	BZWS	Buy	24,372,000	2,707,398	EUR	6/13/13	261,489	-
Japanese Yen	CITI	Sell	310,702,000	3,930,002		6/14/13	627,922	-
Indian Rupee	DBAB	Buy	108,614,000	1,959,763		6/18/13	7,032	-
Euro	BZWS	Sell	1,124,367	1,422,774		6/20/13	-	(19,723)
Indian Rupee	DBAB	Buy	98,937,000	1,790,342		6/20/13	502	-
Singapore Dollar	DBAB	Buy	8,589,700	6,879,465		6/21/13	46,963	-
Singapore Dollar	HSBC	Buy	6,864,000	5,496,477		6/21/13	38,408	-
Indian Rupee	JPHQ	Buy	79,054,000	1,429,651		6/25/13	-	(140)
South Korean Won	DBAB	Buy	21,440,000,000	18,216,577		6/27/13	947,098	-
Indian Rupee	HSBC	Buy	80,337,000	1,458,843		6/28/13	-	(6,973)
Malaysian Ringgit	JPHQ	Buy	14,772,000	4,561,653		6/28/13	176,152	-
Swedish Krona	UBSW	Buy	302,991,000	33,837,108	EUR	6/28/13	3,001,449	-
Malaysian Ringgit	DBAB	Buy	18,006,622	5,569,633		7/12/13	200,426	-
Malaysian Ringgit	DBAB	Buy	13,610,000	4,212,709		7/15/13	147,653	-
Euro	MSCO	Sell	9,679,000	11,861,324		7/16/13	-	(559,075)
Euro	UBSW	Sell	8,965,000	10,985,711		7/16/13	-	(518,460)
Euro	BZWS	Sell	2,243,000	2,748,348		7/16/13	-	(129,941)
Euro	UBSW	Sell	8,965,000	11,027,847		7/18/13	-	(476,530)
Euro	BZWS	Sell	3,518,000	4,330,482		7/18/13	-	(184,007)
Malaysian Ringgit	DBAB	Buy	11,455,000	2,886,190	EUR	7/18/13	-	(34,477)
Malaysian Ringgit	DBAB	Buy	2,637,000	817,852		7/18/13	26,826	-
Euro	BZWS	Sell	2,638,000	3,257,930		7/19/13	-	(127,326)
Euro	MSCO	Sell	12,182,000	15,014,010		7/22/13	-	(619,155)
Euro	DBAB	Sell	1,935,000	2,384,800		7/22/13	-	(98,386)
Malaysian Ringgit	DBAB	Buy	12,933,000	3,266,734	EUR	7/22/13	-	(50,593)
Malaysian Ringgit	DBAB	Buy	4,160,000	1,299,513		7/22/13	32,668	-
Euro	DBAB	Sell	1,759,000	2,165,048		7/23/13	-	(92,298)
Malaysian Ringgit	DBAB	Buy	16,628,000	4,242,270	EUR	7/25/13	-	(120,396)
Malaysian Ringgit	DBAB	Buy	5,058,000	1,571,686		7/25/13	47,755	-
Euro	CITI	Sell	1,935,410	2,512,356		7/26/13	28,555	-
Japanese Yen	BZWS	Sell	1,079,470,000	12,020,824		7/29/13	543,762	-
Malaysian Ringgit	JPHQ	Buy	16,628,000	4,239,782	EUR	7/29/13	-	(118,761)
Malaysian Ringgit	JPHQ	Buy	5,318,000	1,645,879		7/29/13	56,371	-
Euro	JPHQ	Sell	11,263,000	13,984,141		7/31/13	-	(470,833)

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Euro	DBAB	Sell	11,263,000	14,002,162		7/31/13	-	(452,812)
Malaysian Ringgit	HSBC	Buy	3,005,000	938,300		7/31/13	23,454	-
Chilean Peso	MSCO	Buy	1,963,430,000	4,072,239		8/01/13	19,775	-
Euro	UBSW	Sell	11,263,000	13,862,500		8/01/13	-	(592,602)
Euro	BZWS	Sell	282,898	348,064		8/01/13	-	(15,011)
Euro	HSBC	Sell	11,263,000	13,936,273		8/02/13	-	(518,959)
Euro	BZWS	Sell	2,762,518	3,415,149		8/05/13	-	(130,435)
Euro	BZWS	Sell	11,267,311	15,299,093		8/05/13	837,941	-
Euro	JPHQ	Sell	5,724,900	6,999,406		8/06/13	-	(348,345)
Malaysian Ringgit	JPHQ	Buy	1,100,000	346,533		8/06/13	5,388	-
Singapore Dollar	DBAB	Buy	6,207,000	5,019,408		8/07/13	-	(13,479)
Euro	CITI	Sell	1,210,637	1,511,093		8/08/13	-	(42,754)
Euro	JPHQ	Sell	6,343,900	7,918,075		8/09/13	-	(224,362)
Euro	DBAB	Sell	4,845,000	6,054,603		8/09/13	-	(163,987)
Euro	CITI	Sell	351,512	439,288		8/09/13	-	(11,880)
South Korean Won	HSBC	Buy	21,363,430,000	18,697,208		8/09/13	366,276	-
Euro	GSCO	Sell	2,166,000	2,689,847		8/12/13	-	(90,303)
Euro	GSFX	Sell	28,210,000	37,811,274		8/12/13	1,602,581	-
Malaysian Ringgit	HSBC	Buy	6,100,000	1,936,692		8/12/13	14,122	-
Singapore Dollar	DBAB	Buy	12,363,000	9,995,957		8/12/13	-	(25,048)
South Korean Won	HSBC	Buy	11,980,000,000	818,171,884	JPY	8/12/13	1,988,926	-
Singapore Dollar	BZWS	Buy	1,717,028	1,386,713		8/13/13	-	(1,904)
Euro	GSCO	Sell	4,115,000	5,093,959		8/14/13	-	(187,907)
Euro	MSCO	Sell	1,962,500	2,500,765		8/15/13	-	(18,252)
Singapore Dollar	HSBC	Buy	3,667,000	2,945,169		8/15/13	12,344	-
Euro	BZWS	Sell	6,281,000	7,796,385		8/16/13	-	(265,824)
Euro	BZWS	Sell	7,066,000	8,714,321		8/19/13	-	(355,747)
Japanese Yen	DBAB	Sell	838,612,000	10,710,797		8/19/13	1,792,749	-
Polish Zloty	DBAB	Buy	59,155,000	13,912,277	EUR	8/19/13	131,718	-
Singapore Dollar	DBAB	Buy	7,334,000	5,939,904		8/19/13	-	(24,793)
Singapore Dollar	BZWS	Buy	4,886,000	3,949,559		8/19/13	-	(8,840)
Singapore Dollar	HSBC	Buy	3,667,000	2,945,382		8/19/13	12,174	-
Euro	JPHQ	Sell	7,851,000	9,758,557		8/20/13	-	(319,243)
Euro	BZWS	Sell	6,280,000	7,774,012		8/20/13	-	(287,202)
Euro	DBAB	Sell	3,964,000	4,908,907		8/20/13	-	(179,414)
Japanese Yen	HSBC	Sell	1,621,372,000	20,549,708		8/20/13	3,307,392	-
Japanese Yen	JPHQ	Sell	377,047,000	4,776,828		8/20/13	767,160	-
Japanese Yen	UBSW	Sell	758,781,000	9,637,150		8/20/13	1,567,970	-
Chilean Peso	MSCO	Buy	981,300,000	2,025,596		8/22/13	14,041	-
Japanese Yen	BZWS	Sell	376,247,000	4,759,608		8/22/13	758,370	-
Euro	BZWS	Sell	2,680,925	3,357,054		8/23/13	-	(84,361)
Japanese Yen	DBAB	Sell	371,821,000	4,706,893		8/23/13	752,685	-
Japanese Yen	CITI	Sell	751,731,000	9,510,165		8/23/13	1,515,725	-
Japanese Yen	HSBC	Sell	746,218,000	9,450,822		8/23/13	1,515,011	-
Euro	UBSW	Sell	13,581,483	16,993,151		8/26/13	-	(441,419)
Euro	BZWS	Sell	8,738,369	10,947,778		8/26/13	-	(269,680)
Japanese Yen	JPHQ	Sell	750,133,000	9,515,832		8/26/13	1,538,153	-
Japanese Yen	UBSW	Sell	937,086,000	11,878,388		8/26/13	1,912,461	-
Japanese Yen	BZWS	Sell	1,085,075,000	13,771,735		8/26/13	2,231,942	-
Malaysian Ringgit	HSBC	Buy	1,223,000	385,951		8/26/13	4,822	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Singapore Dollar	DBAB	Buy	4,765,000	3,845,999		8/26/13	-	(2,772)
Singapore Dollar	DBAB	Buy	4,782,000	3,830,503		8/26/13	26,435	-
Swedish Krona	UBSW	Buy	30,000,000	3,540,032	EUR	8/26/13	45,699	-
Euro	HSBC	Sell	18,537,726	23,382,561		8/27/13	-	(414,559)
Euro	JPHQ	Sell	8,806,308	11,099,031		8/27/13	-	(205,742)
Euro	CITI	Sell	6,136,805	7,760,297		8/27/13	-	(117,600)
Japanese Yen	JPHQ	Sell	751,903,000	9,617,895		8/27/13	1,621,315	-
Japanese Yen	HSBC	Sell	1,247,125,000	15,947,890		8/27/13	2,684,564	-
Japanese Yen	DBAB	Sell	685,950,000	8,769,048		8/27/13	1,473,886	-
Malaysian Ringgit	HSBC	Buy	2,087,700	663,057		8/27/13	3,962	-
Malaysian Ringgit	JPHQ	Buy	8,340,000	2,649,301		8/27/13	15,321	-
Singapore Dollar	DBAB	Buy	5,952,000	4,795,746		8/27/13	4,878	-
Euro	DBAB	Sell	1,058,312	1,330,145		8/28/13	-	(28,436)
Euro	JPHQ	Sell	6,190,317	7,798,097		8/29/13	-	(148,635)
Japanese Yen	JPHQ	Sell	372,662,000	4,759,868		8/30/13	796,447	-
Singapore Dollar	DBAB	Buy	2,980,000	2,384,572		8/30/13	18,992	-
Euro	DBAB	Sell	541,000	682,607		9/04/13	-	(11,932)
Euro	DBAB	Sell	1,191,000	1,505,638		9/10/13	-	(23,455)
Euro	BZWS	Sell	1,033,224	1,308,010		9/10/13	-	(18,519)
Euro	DBAB	Sell	8,105,300	10,410,447		9/11/13	4,174	-
Euro	BZWS	Sell	1,012,110	1,299,225		9/12/13	-	(219)
Euro	JPHQ	Sell	541,000	697,890		9/13/13	3,296	-
Euro	BZWS	Sell	2,890,070	3,741,629		9/16/13	30,946	-
Euro	UBSW	Sell	2,694,506	3,486,152		9/17/13	26,531	-
Japanese Yen	BZWS	Sell	285,057,504	3,654,583		9/18/13	622,314	-
Singapore Dollar	BZWS	Buy	21,427,761	17,128,506		9/18/13	155,582	-
Euro	BZWS	Sell	678,250	893,459		9/19/13	22,601	-
Singapore Dollar	JPHQ	Buy	5,686,000	4,648,463		9/19/13	-	(61,998)
Singapore Dollar	DBAB	Buy	7,978,100	6,391,684		9/19/13	43,645	-
Hungary Forint	JPHQ	Buy	1,156,013,000	3,718,877	EUR	9/23/13	10,300	-
Euro	BZWS	Sell	1,647,381	2,141,233		9/24/13	25,939	-
Euro	DBAB	Sell	8,070,000	10,481,881		9/24/13	119,725	-
Philippine Peso	DBAB	Buy	165,158,000	3,950,959		9/24/13	99,811	-
Hungary Forint	JPHQ	Buy	925,405,000	2,975,100	EUR	9/25/13	10,040	-
Euro	DBAB	Sell	3,753,000	4,862,049		9/26/13	42,963	-
Malaysian Ringgit	HSBC	Buy	11,490,000	3,685,646		9/26/13	-	(21,548)
Malaysian Ringgit	DBAB	Buy	3,068,000	983,649		9/26/13	-	(5,280)
Malaysian Ringgit	DBAB	Buy	8,012,500	2,546,399		9/26/13	8,743	-
South Korean Won	HSBC	Buy	9,530,000,000	8,390,562		9/26/13	97,770	-
Euro	BZWS	Sell	12,170,000	15,836,213		9/27/13	209,001	-
Japanese Yen	JPHQ	Sell	285,510,329	3,393,781		9/27/13	356,389	-
Chilean Peso	DBAB	Buy	1,252,750,000	2,588,326		9/30/13	2,641	-
Euro	HSBC	Sell	5,430,000	6,985,586		9/30/13	12,820	-
Euro	DBAB	Sell	14,880,000	19,211,159		9/30/13	103,468	-
Euro	MSCO	Sell	4,020,000	5,178,765		9/30/13	16,607	-
Japanese Yen	JPHQ	Sell	172,207,000	2,223,676		9/30/13	391,579	-
Philippine Peso	HSBC	Buy	49,600,000	1,182,698		9/30/13	33,695	-
Philippine Peso	HSBC	Buy	39,700,000	951,787		10/03/13	21,766	-
Swedish Krona	DBAB	Buy	445,104,500	67,246,487		10/03/13	800,127	-
Philippine Peso	HSBC	Buy	156,866,000	3,760,512		10/04/13	86,207	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Philippine Peso	DBAB	Buy	195,560,000	4,678,469		10/04/13	117,117	-
Euro	UBSW	Sell	6,370,000	8,249,978		10/07/13	69,510	-
Philippine Peso	HSBC	Buy	233,867,000	5,623,290		10/07/13	111,371	-
Euro	DBAB	Sell	12,680,000	16,621,324		10/09/13	337,082	-
Mexican Peso	DBAB	Buy	259,112,000	19,491,631		10/11/13	1,105,388	-
Philippine Peso	JPHQ	Buy	76,627,000	1,844,611		10/11/13	34,230	-
Philippine Peso	HSBC	Buy	134,895,000	3,245,711		10/11/13	61,821	-
Malaysian Ringgit	DBAB	Buy	16,369,588	5,226,922		10/16/13	-	(12,293)
Philippine Peso	DBAB	Buy	45,732,000	1,098,825		10/16/13	22,393	-
Euro	HSBC	Sell	12,569,000	16,339,700		10/17/13	196,586	-
Japanese Yen	JPHQ	Sell	1,233,160,000	14,010,085		10/18/13	887,238	-
Malaysian Ringgit	JPHQ	Buy	8,104,000	2,608,724		10/18/13	-	(27,421)
Chilean Peso	CITI	Buy	921,291,798	1,863,454		10/21/13	37,077	-
Malaysian Ringgit	HSBC	Buy	14,613,000	4,744,172		10/22/13	-	(90,598)
Malaysian Ringgit	DBAB	Buy	10,811,000	3,486,857		10/23/13	-	(44,229)
Malaysian Ringgit	HSBC	Buy	7,209,825	2,325,000		10/24/13	-	(29,243)
Euro	BZWS	Sell	649,907	847,752		10/25/13	12,964	-
Chilean Peso	BZWS	Buy	199,342,000	395,834		10/29/13	14,985	-
Chilean Peso	DBAB	Buy	398,486,000	789,550		10/29/13	31,680	-
Euro	DBAB	Sell	3,319,244	4,295,849		10/31/13	32,089	-
Malaysian Ringgit	JPHQ	Buy	7,468,000	2,411,911		10/31/13	-	(34,829)
Euro	DBAB	Sell	224,556	293,042		11/04/13	4,574	-
Euro	BZWS	Sell	1,581,109	2,058,304		11/05/13	27,166	-
Japanese Yen	CITI	Sell	341,992,119	4,281,752		11/08/13	641,308	-
Norwegian Krone	UBSW	Buy	47,173,200	6,327,302	EUR	11/08/13	-	(114,604)
Euro	JPHQ	Sell	8,969,211	11,484,850		11/12/13	-	(38,141)
Japanese Yen	HSBC	Sell	413,563,000	4,430,241		11/12/13	27,688	-
Japanese Yen	JPHQ	Sell	335,950,000	4,247,021		11/13/13	670,641	-
Euro	DBAB	Sell	10,778,730	13,760,342		11/15/13	-	(87,845)
Euro	MSCO	Sell	1,962,500	2,503,807		11/15/13	-	(17,554)
Japanese Yen	UBSW	Sell	340,600,700	4,303,774		11/15/13	677,781	-
Japanese Yen	MSCO	Sell	300,000,000	3,792,428		11/15/13	598,665	-
Japanese Yen	CITI	Sell	429,663,000	5,432,068		11/15/13	857,929	-
Euro	DBAB	Sell	3,953,398	5,079,088		11/19/13	-	(342)
Japanese Yen	CITI	Sell	986,239,000	12,214,847		11/19/13	1,714,872	-
Japanese Yen	DBAB	Sell	796,770,000	9,831,023		11/19/13	1,348,225	-
Malaysian Ringgit	DBAB	Buy	7,197,960	2,310,000		11/19/13	-	(21,179)
Euro	JPHQ	Sell	10,515,154	13,423,803		11/20/13	-	(86,494)
Euro	UBSW	Sell	4,794,427	6,137,346		11/20/13	-	(22,729)
Euro	DBAB	Sell	3,887,000	4,976,915		11/20/13	-	(17,261)
Japanese Yen	UBSW	Sell	317,836,000	3,936,147		11/20/13	552,264	-
Japanese Yen	JPHQ	Sell	397,873,000	4,930,120		11/20/13	694,112	-
Japanese Yen	HSBC	Sell	207,909,000	2,574,119		11/20/13	360,588	-
Japanese Yen	CITI	Sell	1,107,834,000	13,695,223		11/20/13	1,900,521	-
Malaysian Ringgit	HSBC	Buy	4,326,000	1,385,997		11/20/13	-	(10,480)
Euro	DBAB	Sell	837,570	1,089,218		11/29/13	12,967	-
Euro	DBAB	Sell	5,440,000	7,093,515		12/03/13	102,981	-
Euro	UBSW	Sell	2,400,751	3,151,666		12/09/13	66,437	-
Euro	HSBC	Sell	2,155,292	2,834,855		12/09/13	65,069	-
Euro	JPHQ	Sell	5,095,000	6,650,580		12/13/13	102,657	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Swedish Krona	MSCO	Buy	21,992,000	2,509,528	EUR	12/16/13	131,250	-
Malaysian Ringgit	JPHQ	Buy	13,361,013	4,305,837		12/17/13	-	(63,572)
Euro	DBAB	Sell	2,285,618	3,003,759		1/07/14	65,534	-
Japanese Yen	DBAB	Sell	770,370,000	8,897,885		1/07/14	690,293	-
Malaysian Ringgit	DBAB	Buy	8,862,500	2,865,063		1/08/14	-	(54,238)
Swedish Krona	DBAB	Buy	136,332,733	15,821,369	EUR	1/09/14	457,992	-
Euro	CITI	Sell	5,040,000	6,611,220		1/10/14	131,938	-
Japanese Yen	CITI	Sell	138,680,000	1,589,474		1/10/14	111,896	-
Chilean Peso	MSCO	Buy	2,254,600,000	4,581,124		1/13/14	22,794	-
Euro	UBSW	Sell	15,572,000	20,393,838		1/13/14	374,229	-
Euro	JPHQ	Sell	937,000	1,226,767		1/14/14	22,132	-
Euro	DBAB	Sell	9,460,000	12,533,554		1/14/14	371,490	-
Japanese Yen	UBSW	Sell	415,980,000	4,756,980		1/14/14	324,613	-
Japanese Yen	HSBC	Sell	536,380,000	6,109,112		1/15/14	393,766	-
Japanese Yen	UBSW	Sell	707,660,000	7,973,544		1/16/14	433,024	-
Japanese Yen	DBAB	Sell	139,110,000	1,567,896		1/16/14	85,600	-
Malaysian Ringgit	JPHQ	Buy	1,856,000	604,856		1/16/14	-	(16,440)
Euro	DBAB	Sell	4,856,000	6,497,328		1/17/14	254,093	-
Japanese Yen	JPHQ	Sell	1,305,790,000	14,747,457		1/17/14	833,308	-
Japanese Yen	DBAB	Sell	719,030,000	8,111,032		1/17/14	449,240	-
Chilean Peso	DBAB	Buy	2,227,910,000	4,528,272		1/22/14	16,319	-
Euro	JPHQ	Sell	300,000	403,658		1/22/14	17,933	-
Chilean Peso	DBAB	Buy	3,160,140,000	6,428,929		1/24/14	15,748	-
Japanese Yen	UBSW	Sell	944,420,000	10,705,282		1/27/14	640,244	-
Chilean Peso	DBAB	Buy	1,967,720,000	4,001,871		1/28/14	9,136	-
Euro	CITI	Sell	4,998,400	6,690,208		1/28/14	263,087	-
Japanese Yen	HSBC	Sell	1,162,462,488	12,988,408		1/28/14	599,418	-
Japanese Yen	DBAB	Sell	897,860,782	10,026,363		1/28/14	457,376	-
Chilean Peso	DBAB	Buy	635,690,000	1,295,608		1/29/14	32	-
Chilean Peso	JPHQ	Buy	675,370,000	1,372,703		1/30/14	3,649	-
Malaysian Ringgit	JPHQ	Buy	11,703,000	3,767,869		1/30/14	-	(60,177)
Chilean Peso	DBAB	Buy	1,271,380,000	2,582,793		1/31/14	7,877	-
Euro	DBAB	Sell	65,773,000	88,728,713		1/31/14	4,152,546	-
Chilean Peso	DBAB	Buy	1,186,400,000	2,402,106		2/03/14	14,549	-
Euro	UBSW	Sell	5,540,000	7,513,071		2/03/14	369,054	-
Malaysian Ringgit	JPHQ	Buy	9,715,000	3,085,596		2/04/14	-	(8,492)
Malaysian Ringgit	HSBC	Buy	19,888,085	6,268,900		2/06/14	29,781	-
Singapore Dollar	HSBC	Buy	6,206,000	5,016,571		2/07/14	-	(7,787)
Euro	CITI	Sell	6,572,000	8,899,605		2/10/14	447,840	-
Euro	UBSW	Sell	4,929,000	6,673,472		2/10/14	334,648	-
Euro	HSBC	Sell	1,800,000	2,434,230		2/10/14	119,383	-
Chilean Peso	BZWS	Buy	1,142,900,000	2,317,315		2/11/14	8,541	-
Euro	BZWS	Sell	1,412,000	1,907,753		2/11/14	91,863	-
Euro	DBAB	Sell	1,738,000	2,332,274		2/11/14	97,135	-
Polish Zloty	BZWS	Buy	17,528,000	4,066,538	EUR	2/11/14	44,308	-
Polish Zloty	DBAB	Buy	17,528,000	4,075,237	EUR	2/11/14	33,122	-
Chilean Peso	DBAB	Buy	1,145,000,000	2,318,283		2/12/14	11,573	-
Japanese Yen	HSBC	Sell	1,035,240,000	11,130,177		2/12/14	94,515	-
Japanese Yen	JPHQ	Sell	1,034,700,000	11,130,223		2/12/14	100,317	-
Japanese Yen	GSFX	Sell	394,373,000	4,248,793		2/12/14	44,776	-

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Euro	UBSW	Sell	657,000	881,234		2/13/14	36,286	-
Japanese Yen	JPHQ	Sell	686,710,000	7,420,122		2/13/14	99,678	-
Japanese Yen	CITI	Sell	1,371,360,000	14,840,354		2/13/14	221,426	-
Chilean Peso	DBAB	Buy	964,250,000	1,956,001		2/14/14	5,602	-
Chilean Peso	MSCO	Buy	2,590,220,000	5,239,648		2/14/14	29,715	-
Malaysian Ringgit	DBAB	Buy	97,443,480	30,906,965		2/14/14	-	(58,164)
Polish Zloty	DBAB	Buy	17,528,000	4,068,048	EUR	2/14/14	41,259	-
Chilean Peso	DBAB	Buy	2,188,820,000	4,439,527		2/18/14	11,164	-
Japanese Yen	GSFX	Sell	123,057,280	1,322,059		2/18/14	10,147	-
Japanese Yen	JPHQ	Sell	831,970,000	8,977,211		2/18/14	107,588	-
Euro	JPHQ	Sell	3,942,000	5,268,404		2/19/14	198,368	-
Japanese Yen	GSFX	Sell	687,820,000	7,420,129		2/19/14	87,174	-
Japanese Yen	CITI	Sell	684,870,000	7,420,164		2/19/14	118,659	-
Malaysian Ringgit	HSBC	Buy	4,899,000	1,551,593		2/19/14	-	(1,042)
Chilean Peso	CITI	Buy	2,285,090,000	4,646,381		2/20/14	-	(1,029)
Chilean Peso	JPHQ	Buy	1,055,800,000	2,145,935		2/21/14	145	-
Euro	GSFX	Sell	2,038,000	2,728,067		2/21/14	106,816	-
Chilean Peso	JPHQ	Buy	1,792,000,000	3,635,257		2/24/14	5,983	-
Chilean Peso	MSCO	Buy	1,273,240,000	2,575,584		2/24/14	11,566	-
Japanese Yen	HSBC	Sell	385,460,000	4,124,773		2/24/14	15,007	-
Chilean Peso	DBAB	Buy	1,455,470,000	2,942,721		2/25/14	14,362	-
Japanese Yen	JPHQ	Sell	385,700,000	4,160,621		2/25/14	48,234	-
Japanese Yen	BZWS	Sell	343,460,000	3,710,113		2/25/14	48,094	-
Chilean Peso	DBAB	Buy	1,435,490,000	2,899,980		2/26/14	16,168	-
Chilean Peso	MSCO	Buy	1,559,200,000	3,152,128		2/26/14	15,333	-
Chilean Peso	DBAB	Buy	2,094,920,000	4,235,584		2/27/14	19,673	-
Euro	DBAB	Sell	1,530,900	2,024,646		2/27/14	55,486	-
Japanese Yen	BZWS	Sell	1,576,550,000	16,929,882		2/27/14	119,967	-
Japanese Yen	DBAB	Sell	229,660,000	2,506,999		2/27/14	60,257	-
Chilean Peso	JPHQ	Buy	593,800,000	1,200,445		2/28/14	5,556	-
Chilean Peso	DBAB	Buy	790,050,000	1,595,158		2/28/14	9,424	-
Singapore Dollar	DBAB	Buy	2,980,000	2,407,692		2/28/14	-	(2,504)
Chilean Peso	DBAB	Buy	1,253,970,000	2,533,529		3/03/14	12,374	-
Euro	DBAB	Sell	2,579,651	3,394,176		3/03/14	75,882	-
Japanese Yen	JPHQ	Sell	401,100,000	4,410,794		3/03/14	133,814	-
Japanese Yen	HSBC	Sell	400,800,000	4,401,977		3/04/14	128,130	-
Japanese Yen	UBSW	Sell	447,200,000	4,864,571		3/04/14	95,947	-
Chilean Peso	BZWS	Buy	3,010,700,000	6,079,152		3/05/14	31,959	-
Chilean Peso	DBAB	Buy	1,253,970,000	2,526,637		3/05/14	18,668	-
Euro	DBAB	Sell	1,536,000	2,000,640		3/05/14	24,785	-
Chilean Peso	DBAB	Buy	1,328,230,000	2,673,840		3/06/14	21,882	-
Chilean Peso	DBAB	Buy	1,320,220,000	2,665,765		3/07/14	13,386	-
Euro	BZWS	Sell	3,441,044	4,502,400		3/07/14	75,864	-
Chilean Peso	MSCO	Buy	662,100,000	1,337,576		3/10/14	5,566	-
Euro	CITI	Sell	31,404,613	41,028,557		3/10/14	628,494	-
Euro	GSFX	Sell	21,480,000	28,010,350		3/10/14	377,678	-
Euro	BZWS	Sell	3,785,232	4,931,173		3/10/14	61,710	-
Euro	MSCO	Sell	5,225,000	6,827,769		3/10/14	106,133	-
Euro	HSBC	Sell	1,844,000	2,406,420		3/10/14	34,230	-
Mexican Peso	HSBC	Buy	135,500,950	10,314,452		3/10/14	312,985	-

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks 96.1%			
Aerospace & Defense 0.5%			
BAE Systems PLC	United Kingdom	1,730,147	$ 10,370,709
Air Freight & Logistics 1.6%			
FedEx Corp.	United States	137,650	13,517,230
United Parcel Service Inc., B	United States	213,890	18,373,151
			31,890,381
Airlines 3.4%			
Deutsche Lufthansa AG	Germany	1,609,064	31,430,743
[a]International Consolidated Airlines Group SA	United Kingdom	8,978,857	34,549,566
			65,980,309
Auto Components 1.3%			
Cie Generale des Etablissements Michelin, B	France	304,259	25,454,397
Automobiles 2.9%			
[a]Mazda Motor Corp.	Japan	5,893,690	17,215,622
Nissan Motor Co. Ltd.	Japan	1,197,020	11,532,181
Toyota Motor Corp.	Japan	547,420	28,055,675
			56,803,478
Biotechnology 2.5%			
Amgen Inc.	United States	319,880	32,790,899
[a]Elan Corp. PLC, ADR	Ireland	1,360,480	16,053,664
			48,844,563
Capital Markets 3.2%			
Credit Suisse Group AG	Switzerland	1,002,529	26,299,824
Morgan Stanley	United States	985,150	21,653,597
UBS AG	Switzerland	891,556	13,661,355
			61,614,776
Chemicals 1.1%			
Akzo Nobel NV	Netherlands	345,572	21,941,082
Commercial Banks 8.1%			
BNP Paribas SA	France	501,247	25,732,662
[a]Credit Agricole SA	France	2,476,096	20,400,794
DBS Group Holdings Ltd.	Singapore	932,690	12,030,829
HSBC Holdings PLC	United Kingdom	1,913,864	20,217,177
ICICI Bank Ltd., ADR	India	261,909	11,235,896
Intesa Sanpaolo SpA	Italy	12,521,254	18,333,813
KB Financial Group Inc.	South Korea	657,984	21,865,038
SunTrust Banks Inc.	United States	320,420	9,231,300
[a]UniCredit SpA	Italy	4,430,841	18,917,740
			157,965,249
Communications Equipment 3.4%			
[a]Brocade Communications Systems Inc.	United States	1,648,830	9,513,749
Cisco Systems Inc.	United States	1,476,640	30,876,543
Ericsson, B	Sweden	2,161,202	26,936,033
			67,326,325
Computers & Peripherals 2.1%			
Dell Inc.	United States	978,970	14,028,640
Hewlett-Packard Co.	United States	1,154,460	27,522,326
			41,550,966
Construction & Engineering 0.1%			
Carillion PLC	United Kingdom	506,846	2,098,586
Construction Materials 1.4%			
CRH PLC	Ireland	1,277,393	28,203,080

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

The Walt Disney Co.	United States	367,850	20,893,880
			109,785,143
Metals & Mining 0.2%			
POSCO	South Korea	15,450	4,537,425
Multiline Retail 0.7%			
Target Corp.	United States	191,680	13,120,496
Oil, Gas & Consumable Fuels 8.4%			
BP PLC	United Kingdom	3,119,588	21,806,233
Chesapeake Energy Corp.	United States	756,580	15,441,798
Chevron Corp.	United States	195,030	23,173,464
Eni SpA	Italy	776,759	17,458,506
Galp Energia SGPS SA, B	Portugal	857,860	13,440,842
Royal Dutch Shell PLC, B	United Kingdom	423,823	14,077,621
Talisman Energy Inc.	Canada	2,458,700	30,057,635
Total SA, B	France	618,659	29,630,497
			165,086,596
Pharmaceuticals 10.4%			
[a]Forest Laboratories Inc.	United States	139,200	5,295,168
GlaxoSmithKline PLC	United Kingdom	1,418,813	33,184,619
Merck & Co. Inc.	United States	666,781	29,491,724
Merck KGaA	Germany	114,777	17,320,889
Pfizer Inc.	United States	1,376,623	39,729,340
Roche Holding AG	Switzerland	172,833	40,225,468
Sanofi	France	383,827	39,010,655
			204,257,863
Professional Services 1.5%			
Hays PLC	United Kingdom	2,280	3,343
Randstad Holding NV	Netherlands	708,650	29,020,545
			29,023,888
Semiconductors & Semiconductor Equipment 2.4%			
Samsung Electronics Co. Ltd.	South Korea	28,840	39,111,582
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	2,472,685	8,277,878
			47,389,460
Software 3.1%			
Microsoft Corp.	United States	1,099,279	31,450,372
Nintendo Co. Ltd.	Japan	99,240	10,699,304
Oracle Corp.	United States	274,130	8,865,364
SAP AG	Germany	107,432	8,608,997
			59,624,037
Specialty Retail 0.9%			
Kingfisher PLC	United Kingdom	4,012,231	17,533,450
Trading Companies & Distributors 0.5%			
ITOCHU Corp.	Japan	770,990	9,409,608
Wireless Telecommunication Services 4.4%			
[a]Sprint Nextel Corp.	United States	4,601,360	28,574,446
[a]Turkcell Iletisim Hizmetleri AS, ADR	Turkey	1,477,723	24,589,311
Vodafone Group PLC	United Kingdom	11,383,719	32,292,197
			85,455,954
Total Common Stocks (Cost $1,663,523,839)			1,879,091,395
Preferred Stocks 1.0%			
Metals & Mining 0.3%			
Vale SA, ADR, pfd., A	Brazil	372,875	6,163,624
Oil, Gas & Consumable Fuels 0.7%			
Petroleo Brasileiro SA, ADR, pfd.	Brazil	790,172	14,341,622
Total Preferred Stocks (Cost $23,451,071)			20,505,246

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2013 (unaudited) *(continued)*

Non-Registered Mutual Funds (Cost $11,935,000) 0.7%			
Diversified Financial Services 0.7%			
[a,b,c,d] Templeton China Opportunities Fund Ltd., Reg D	Cayman Islands	1,194,518	13,677,228
Total Investments before Short Term Investments (Cost $1,698,909,910)			1,913,273,869
		Principal Amount	
Short Term Investments (Cost $40,000,000) 2.1%			
Time Deposits 2.1%			
Royal Bank of Canada, 0.08%, 4/01/13		$ 40,000,000	40,000,000
Total Investments (Cost $1,738,909,910) 99.9%			1,953,273,869
Other Assets, less Liabilities 0.1%			2,534,287
Net Assets 100.0%			$ 1,955,808,156

[a] Non-income producing.
[b] See Note 5 regarding restricted securities.
[c] See Note 6 regarding holdings of 5% voting securities.
[d] See Note 9 regarding investment in Templeton China Opportunities Fund, Ltd.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
IDR - International Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty separate funds (Funds). Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. Effective April 1, 2013, the Trust began offering shares of the Franklin Managed Volatility Global Allocation VIP Fund.

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in other funds of the Trust (Underlying Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivatives trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Funds' portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes. The Templeton Developing Markets Securities Fund and Templeton Global Bond Securities Fund Statements of Investments have been adjusted to reflect investment values as of March 31, 2013.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Certain funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate and certain foreign currencies risk. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds entered into OTC credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

Certain funds entered into OTC interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the funds' investment objectives.

The following funds have invested in derivatives during the period.

Franklin High Income Securities Fund - Forwards

Franklin Strategic Income Securities Fund - Forwards and swaps Mutual Global Discovery Securities Fund - Futures and forwards Mutual International Securities Fund - Forwards Mutual Shares Securities Fund - Futures and Forwards Templeton Global Bond Securities Fund - Forwards and swaps

4. INCOME TAXES

At March 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

5. RESTRICTED SECURITIES

At March 31, 2013, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Amount/ Shares/Units/ Warrants	Issuer	Acquisition Dates	Cost	Value
Franklin High Income Securities Fund				
10,000	[a] NewPage Holdings Inc. (Value is 0.27% of Net Assets)	9/17/09 - 3/09/10	$ 2,272,417	$ 986,000
Franklin Small-Mid Cap Growth Securities Fund				
122,843	[b] Stereotaxis Inc., wts., 144A, 5/07/18 (Value is 0.02% of Net Assets)	5/07/12	$ 153,554	$ 189,093
Franklin Strategic Income Securities Fund				
10,000	[a] NewPage Holdings Inc. (Value is 0.07% of Net Assets)	9/17/09 - 3/03/10	$ 2,228,314	$ 986,000
Mutual Global Discovery Securities Fund				
1,361,600	AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ -	$ -
800,000	The Bankshares Inc.	3/22/07	8,000,000	3,796,096
661	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	661	-
2,077,368	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,172,000	Hightower Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	5,430,000	5,022,316
56,213	Imagine Group Holdings Ltd.	8/31/04	575,705	497,485
424,073	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	281,629	88,351
4,052,916	International Automotive Components Group North America, LLC	1/12/06 - 3/18/13	3,247,714	1,418,521
19,416	[a] NewPage Holdings Inc.	5/05/11 - 5/16/11	4,435,559	1,914,418
2,140	Olympus Re Holdings Ltd.	12/19/01	200,998	-
49,274	Realogy Holdings Corp.	10/12/12	1,675,316	2,286,215
	Total Restricted Securities (Value is 1.98% of Net Assets)		$ 23,847,582	$ 15,023,402
Mutual International Securities Fund				
6,967	AET&D Holdings No. 1 Pty. Ltd. (Value is 0.00% of Net Assets)	10/13/10	$ -	$ -
Mutual Shares Securities Fund				
4,709,226	AET&D Holdings No. 1 Pty. Ltd.	10/13/10	$ -	$ -
1,948	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/1/2010 - 11/30/12	1,948	-
6,400,507	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
8,006,950	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
140,952	First Southern Bancorp Inc.	1/27/10 - 7/07/10	2,974,087	701,095
241	First Southern Bancorp Inc., cvt. pfd., C	1/27/10 - 7/07/10	241,000	454,510
1,730,515	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,149,241	360,536
15,382,424	International Automotive Components Group North America, LLC	1/12/06 - 3/18/13	12,591,586	5,383,848
16,280	Olympus Re Holdings Ltd.	12/19/01	1,529,085	-
349,814	Realogy Holdings Corp.	10/12/12	11,893,676	16,230,670
	Total Restricted Securities (Value is 0.46% of Net Assets)		$ 30,380,623	$ 23,130,659
Templeton Growth Securities Fund				
1,194,518	Templeton China Opportunities Fund Ltd., Reg D (Value is 0.70% of Net Assets)	3/17/10 - 12/01/11	$ 11,935,000	$ 13,677,228

[a] The Fund also invests in unrestricted securities or other investments of the issuer, valued at $- as of March 31, 2013.

[b] The Fund also invests in unrestricted securities of the issuer, valued at $367,719 as of March 31, 2013.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the funds for the three months ended March 31, 2013, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Mutual Global Discovery Securities Fund							
Non-Controlled Affiliates							
The Bankshares Inc. (Value is 0.50% of Net Assets)	800,000	-	-	800,000	$ 3,796,096	$ -	$ -
Mutual Shares Securities Fund							
Non-Controlled Affiliates							
CB FIM Coinvestors LLC (Value is 0.00% of Net Assets)	6,400,507	-	-	6,400,507	$ -	$ -	$ -
Templeton Growth Securities Fund							
Non-Controlled Affiliates							
Templeton China Opportunities Fund Ltd., Reg D (Value is 0.70% of Net Assets)	1,194,518	-	-	1,194,518	$ 13,677,228	$ -	$ -

7. INVESTMENTS IN UNDERLYING FUNDS

The Franklin Templeton VIP Founding Funds Allocation Fund invests primarily in the Underlying Funds which are managed by affiliates of the fund's administrative manager, Franklin Templeton Services, LLC. The fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investments in Underlying Funds for the three months ended March 31, 2013, were as follows:

Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Additions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin Income Securities Fund, Class I	20,629,424	627,610	82,228	21,174,806	$ 344,514,091	$ -	$ (1,402)	4.54%
Mutual Shares Securities Fund, Class I	18,291,713	-	287,738	18,003,975	345,676,327	-	347,010	6.82%
Templeton Growth Securities Fund, Class I	26,363,969	392,180	572,823	26,183,326	338,026,743	-	710,476	17.08%
Total					$ 1,028,217,161	$ -	$ 1,056,084	

8. FT HOLDINGS CORPORATION III (FT Subsidiary)

The Franklin Strategic Income Securities Fund invests in certain securities through its investment in FT Subsidiary, a Delaware Corporation and a wholly-owned subsidiary of the fund. The FT Subsidiary has the ability to invest in securities consistent with the investment objective of the fund. At March 31, 2013, the FT Subsidiary's investment, Turtle Bay Resort, is reflected in the fund's Statement of Investments.

9. INVESTMENT IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Templeton Growth Securities Fund (Growth Fund) invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (an affiliate of the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government and thus the Growth Fund may incur delays in redeeming its investment in the China Fund. The Growth Fund's investment in the China Fund is valued based upon the fair value of the China Fund's portfolio securities and other assets and liabilities.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical financial instruments
  Level 2 - other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2013, in valuing the Funds' assets and liabilities carried at fair value, is as follows:

All Other Equity Investments[b]	257,262,928	-	-	257,262,928
Equity-Linked Securities	-	15,191,946	-	15,191,946
Short Term Investments	-	6,018,976	-	6,018,976
Total Investments in Securities	$ 280,466,028	$ 24,002,776	$ -	$ 304,468,804
Franklin High Income Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Materials	$ -	$ -	$ 986,000 [c]	$ 986,000
All Other Equity Investments[b]	837,760	-	-	837,760
Corporate Bonds	-	334,657,302	570,191	335,227,493
Senior Floating Rate Interests	-	6,301,669	-	6,301,669
Short Term Investments	-	14,381,001	-	14,381,001
Total Investments in Securities	$ 837,760	$ 355,339,972	$ 1,556,191	$ 357,733,923
Forward Exchange Contracts	-	14,185	-	14,185
Franklin Income Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Consumer Discretionary	$ 79,173,999	$ 18,344	$ -	$ 79,192,343
Energy	521,060,470	21,436,928	-	542,497,398
Financials	616,152,326	105,577,871	-	721,730,197
Materials	381,207,919	3,379,200	-	384,587,119
Utilities	945,774,224	-	- [c]	945,774,224
All Other Equity Investments[b]	1,094,218,798	-	-	1,094,218,798
Equity-Linked Securities	-	149,170,882	-	149,170,882
Convertible Bonds	-	52,408,922	-	52,408,922
Corporate Bonds	-	2,691,443,565	23,871,000	2,715,314,565
Senior Floating Rate Interests	-	501,681,304	-	501,681,304
Short Term Investments	-	280,805,449	-	280,805,449
Total Investments in Securities	$ 3,637,587,736	$ 3,805,922,465	$ 23,871,000	$ 7,467,381,201
Franklin Large Cap Growth Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 334,347,851	$ -	$ -	$ 334,347,851
Short Term Investments	-	10,295,635	-	10,295,635
Total Investments in Securities	$ 334,347,851	$ 10,295,635	$ -	$ 344,643,486
Franklin Large Cap Value Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 33,445,929	$ -	$ -	$ 33,445,929
Short Term Investments	1,637,212	-	-	1,637,212
Total Investments in Securities	$ 35,083,141	$ -	$ -	$ 35,083,141
Franklin Rising Dividends Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 1,772,571,619	$ -	$ -	$ 1,772,571,619
Short Term Investments	66,616,731	-	-	66,616,731
Total Investments in Securities	$ 1,839,188,350	$ -	$ -	$ 1,839,188,350

Franklin Small Cap Value Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments[b]	$ 1,409,670,729	$ -	$ -	$ 1,409,670,729
Short Term Investments	60,680,042	36,789,870	-	97,469,912
Total Investments in Securities	$ 1,470,350,771	$ 36,789,870	$ -	$ 1,507,140,641
Franklin Small-Mid Cap Growth Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Health Care	$ 101,724,635	$ -	$ 189,093	$ 101,913,728
All Other Equity Investments[b]	677,538,599	-	-	677,538,599
Short Term Investments	27,050,259	8,320,345	-	35,370,604
Total Investments in Securities	$ 806,313,493	$ 8,320,345	$ 189,093	$ 814,822,931
Franklin Strategic Income Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Consumer Services	$ -	$ 1,730,318	$ -	$ 1,730,318
Materials	-	-	986,000[c]	986,000
Media	-	4,942,107	-	4,942,107
Other Equity Investments[b]	941,120	-	-[c]	941,120
Corporate Bonds	-	455,373,248	570,000	455,943,248
Senior Floating Rate Interests	-	235,525,600	-	235,525,600
Foreign Government and Agency Securities	-	284,023,127	-	284,023,127
U.S. Government and Agency Securities	-	29,047,646	-	29,047,646
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	45,236,395	-	45,236,395
Mortgage-Backed Securities	-	81,200,435	-	81,200,435
Municipal Bonds	-	18,073,059	-	18,073,059
Short Term Investments	89,709,554	50,756,320	-	140,465,874
Total Investments in Securities	$ 90,650,674	$ 1,205,908,255	$ 1,556,000	$ 1,298,114,929
Forward Exchange Contracts	$ -	$ 8,653,275	$ -	$ 8,653,275
Swaps	-	408,795	-	408,795
Liabilities:				
Forward Exchange Contracts	-	2,005,493	-	2,005,493
Franklin Templeton VIP Founding Funds Allocation Fund				
Assets:				
Investments in Underlying Funds[d]	$ 1,028,217,161	$ -	$ -	$ 1,028,217,161
Franklin U.S. Government Fund				
Assets:				
Investments in Securities:				
Corporate Bonds	$ -	$ 16,390,276	$ -	$ 16,390,276
Foreign Government and Agency Securities	-	10,523,662	-	10,523,662
Mortgage-Backed Securities	-	1,047,459,705	-	1,047,459,705
U.S. Government and Agency Securities	-	267,886,496	-	267,886,496
Short Term Investments	-	11,165,653	-	11,165,653
Total Investments in Securities	$ -	$ 1,353,425,792	$ -	$ 1,353,425,792
Mutual Global Discovery Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ 6,265,476	$ -	$ 1,506,872	$ 7,772,348

Commercial Banks	57,434,710	-	3,796,096	61,230,806
Consumer Finance	-	202	-	202
Diversified Financial Services	24,946,587	-	5,022,316	29,968,903
Diversified Telecommunication Services	5,208,666	-	15,192[c]	5,223,858
Insurance	55,105,202	-	497,485[c]	55,602,687
Media	25,486,186	1,531,419	-	27,017,605
Paper & Forest Products	-	-	1,914,418	1,914,418
Real Estate Management & Development	3,470,344	-	4,293,200	7,763,544
All Other Equity Investments[b]	488,731,142	-	-	488,731,142
Corporate Bonds, Notes and Senior Floating Rate Interests	-	33,854,416	-	33,854,416
Corporate Notes in Reorganization	-	6,009,135	-[c]	6,009,135
Companies in Liquidation	-	6,494	-[c]	6,494
Asset-Backed Securities	-	673,498	-	673,498
Short Term Investments	19,195,481	12,508,529	-	31,704,010
Total Investments in Securities	$ 685,843,794	$ 54,583,693	$ 17,045,579	$ 757,473,066
Forward Exchange Contracts	$ -	$ 4,911,087	$ -	$ 4,911,087
Futures Contracts	643,486	-	-	643,486
Liabilities:				
Forward Exchange Contracts	-	278,293	-	278,293
Futures Contracts	265,903	-	-	265,903
Mutual International Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Wireless Telecommunication Services	$ 21,320	$ 27,141	$ -	$ 48,461
All Other Equity Investments[b]	2,017,972	-	-[c]	2,017,972
Total Investments in Securities	$ 2,039,292	$ 27,141	$ -	$ 2,066,433
Forward Exchange Contracts	$ -	$ 65,646	$ -	$ 65,646
Liabilities:				
Forward Exchange Contracts	-	6,610	-	6,610
Mutual Shares Securities Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Auto Components	$ -	$ -	$ 5,744,384	$ 5,744,384
Commercial Banks	159,779,147	9,010,445	1,155,605	169,945,197
Consumer Finance	-	824	-	824
Diversified Telecommunication Services	-	-	86,860[c]	86,860
Media	309,265,024	10,600,632	-	319,865,656
Real Estate Management & Development	5,706,618	-	22,556,081	28,262,699
All Other Equity Investments[b]	3,610,196,526	-	-[c]	3,610,196,526
Corporate Bonds, Notes and Senior Floating Rate Interests	-	208,605,024	-	208,605,024
Corporate Notes in Reorganization	-	41,250,280	-[c]	41,250,280
Companies in Liquidation	-	35,335	-[c]	35,335
Asset-Backed Securities	-	4,442,092	-	4,442,092
Short Term Investments	574,481,722	13,300,000	-	587,781,722
Total Investments in Securities	$ 4,659,429,037	$ 287,244,632	$ 29,542,930	$ 4,976,216,599
Forward Exchange Contracts	$ -	$ 15,600,367	$ -	$ 15,600,367
Futures Contracts	1,292,448	-	-	1,292,448
Liabilities:				
Forward Exchange Contracts	-	648,320	-	648,320
Futures Contracts	1,284,658	-	-	1,284,658

Templeton Developing Markets Securities Fund

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. The reconciliations of assets for the three months ended March 31, 2013, are as follows:

	Balance at Beginning of Period	Purchases	Sales	Transfers Into Level 3[a]	Transfers Out of Level 3[b]	Cost Basis Adjustments[c]	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Mutual Global Discovery Securities Fund										
Assets										
Investments in Securities										
Equity Investments:[d]										
Auto Components	$ 1,600,592	$ 368,443	$ -	$ -	$ -	$ -	$ -	$ (462,163)	$ 1,506,872	$ (462,163)
Commercial Banks	8,957,064 [e]	-	-	-	(5,954,429)	-	-	793,461	3,796,096	489,120
Diversified Financial Services	4,239,527	-	-	-	-	-	-	782,789	5,022,316	782,789
Diversified Telecommunication Services	32,587 [e]	-	-	-	-	-	-	(17,395)	15,192 [e]	(17,395)
Insurance	648,760 [e]	-	-	-	-	-	-	(151,275)	497,485 [e]	(151,275)
Paper & Forest Products	-	-	-	1,860,053	-	-	-	54,365	1,914,418	54,365
Real Estate Management & Development	3,812,116	-	-	-	-	-	-	481,082	4,293,200	481,082
Corporate Notes in Reorganization	- [e]	-	(66)	-	-	-	-	66	- [e]	-
Total	$ 19,290,648	$ 368,443	$ (66)	$ 1,860,053	$ (5,954,429)	$ -	$ -	$ 1,480,930	$ 17,045,579	$ 1,176,523

[a]The investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.

[b]The investments were transferred out of Level 3 as a result of the removal of a significant unobservable valuation input and the availability of a quoted market price in an active market for identical securities.

[c]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

[d]Includes common and preferred stocks as well as other equity investments.

[e]Includes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments as of March 31, 2013, are as follows:

Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range
Mutual Global Discovery Securties Fund				
Assets:				
Investments in Securities				
Equity Investments:[a]				
Commercial Banks	$ 3,796,096	Market comparables	Discount for lack of marketability	10%
			Price / tangible book multiple	1.4x
Diversified Financial Services	5,022,316	Discounted cash flow model	Cost of Equity	17.3%
			Long-term revenue growth rate	6.2% - 69.1%
			Adjusted EBITDA margin	12% - 21%
Paper & Forest Product	1,914,418	Market comparables	EV/EBITDA multiple	4.8x
Real Estate Management & Development	4,293,200	Market comparables	Discount for lack of marketability	5% - 8%
All Other Investments[b]	2,019,549			
Total	$ 17,045,579			

[a]Includes common and preferred stocks as well as other equity investments.

[b]Includes fair value of immaterial investments developed using various valuation techniques and unobservable inputs.

The significant unobservable inputs used in the fair value measurement of the Mutual Global Discovery Securities Fund's investments in commercial banks companies are the price to tangible book multiple and a discount for lack of marketability. A significant and reasonable increase or decrease in the price to tangible book multiple would result in a significant increase or decrease in the fair value measurement. A significant and reasonable increase or decrease in the discount for lack of marketability would result in a significant decrease or increase in the fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Mutual Global Discovery Securities Fund's investments in diversified financial services companies are the cost of equity, long-term revenue growth rate and adjusted earnings before interest, taxes, depreciation and amortization (EBITDA) margin. A significant and reasonable increase or decrease in the cost of equity would result in a significant decrease or increase in the fair value measurement. A significant and reasonable increase or decrease in the long-term revenue growth rate would result in a significant increase or decrease in the fair value measurement. A significant and reasonable increase or decrease in the adjusted EBITDA margin would not result in a significant increase or decrease in the fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Mutual Global Discovery Securities Fund's investment in paper and forest product are an enterprise value (EV) to earnings before EBITDA multiple. A significant and reasonable increase or decrease in the EV to EBITDA multiple would result in a significant increase or decrease in the fair value measurement.

The significant unobservable input used in the fair value measurement of the Mutual Global Discovery Securities Fund's investments in real estate management & development companies is a discount for lack of marketability. A significant and reasonable increase or decrease in the input would result in a significant decrease or increase in the fair value measurement.

The differences in fair value measurements caused by significant and reasonable changes in any of these inputs, except the long-term revenue growth rate and price to tangible book multiple, in diversified financial services and commercial banks companies, would not materially impact the net assets of the Fund.

11. NEW ACCOUNTING

PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of these ASUs will not have a material impact on their financial statements.

12. SUBSEQUENT

EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statements of Investments.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date May 24, 2013

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date May 24, 2013